UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax-Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2014

Item 1. Reports to Stockholders

Annual report

Fixed income mutual funds

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal Bond Fund

August 31, 2014

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Investments® National Tax-Free Funds	September 9, 2014

Performance preview (for the year ended August 31, 2014)
Delaware Tax-Free USA Fund (Class A shares)	1-year return	+11.02%
Barclays Municipal Bond Index (benchmark)	1-year return	+10.14%
Lipper General & Insured Municipal Debt Funds Average	1-year return	+11.14%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free USA Fund, please see the table on page 5.

The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. The Lipper General & Insured Municipal Debt Funds Average compares funds that either invest primarily in municipal debt issues in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. Please see page 8 for a description of the index.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free USA Intermediate Fund (Class A shares)	1-year return	+7.47%
Barclays 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	+8.22%
Lipper Intermediate Municipal Debt Funds Average	1-year return	+7.47%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free USA Intermediate Fund, please see the table on page 9. The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. The Lipper Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years. Please see page 12 for a description of the index.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware National High-Yield Municipal Bond Fund (Class A shares)	1-year return	+15.42%
Barclays Municipal Bond Index (benchmark)	1-year return	+10.14%
Lipper High Yield Municipal Debt Funds Average	1-year return	+14.10%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware National High-Yield Municipal Bond Fund, please see the table on page 13.

The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. The Lipper High Yield Municipal Debt Funds Average compares funds that invest at least 50% of assets in lower-rated municipal debt issues. Please see page 16 for a description of the index.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Portfolio management review

Delaware Investments® National Tax-Free Funds

Economic backdrop

The U.S. economy continued to grow slowly but relatively steadily during the Funds’ fiscal year ended Aug. 31, 2014. During the third and fourth quarters of 2013, the nation’s gross domestic product – which measures the country’s economic output – expanded by a healthy 4.5% and 3.5%, respectively. In the first quarter of 2014, however, GDP growth actually contracted by 2.1%, partly resulting from poor winter weather across much of the country. The nation’s economic circumstances subsequently improved, and the economy grew by an estimated 4.2% in the second quarter. (Source: U.S. Commerce Department.)

One sign of the strengthening economy was the continued improvement in the U.S. employment picture. The nation’s jobless rate was 6.1% at the end of the fiscal year, down from 7.2% at the start of this period, matching its lowest level in nearly six years.

As inflation remained under control and the country’s economic growth appeared solid enough to be self-sustaining, the U.S. Federal Reserve initiated its long-anticipated plan to taper its quantitative easing (QE) economic stimulus program, which had been implemented to lower long-term interest rates. Accordingly, the Fed began reducing its monthly purchases of Treasury and mortgage debt by $10 billion a month. Despite the gradual end of QE, the Fed made clear that the economy was still sufficiently vulnerable and that it would maintain its short-term target interest rate at close to zero, where the rate has been since late 2008.

Municipal bond market conditions

When the Funds’ fiscal year began, the municipal bond market was a few months into a protracted downturn. One factor behind the drop in tax-exempt bond prices was a rise in interest rates, which lasted several months in the spring of 2014, due in part to uncertainty about the direction of the Fed’s monetary policy.

The other major challenge for municipal bond prices was the fallout from major credit problems affecting two large municipal borrowers. The first came from the city of Detroit, which filed for Chapter 9 bankruptcy protection in July 2013. The second was the worsening of fiscal conditions in Puerto Rico, whose debt is exempt from income taxes in all 50 states and is therefore widely held by U.S. mutual funds.

The deteriorating Puerto Rico situation led to significant investment outflows from Puerto Rico bonds as many investors were concerned about a further downgrade of the commonwealth’s credit quality, making the bonds even harder to sell. Puerto Rico’s credit rating was ultimately downgraded to below-investment-grade status in February by Standard & Poor’s, with Moody’s Investors Service (Moody’s) following suit in July. As a result, Puerto Rican debt experienced considerable price declines during the fiscal year, one of the few segments of the municipal bond market to do so.

The fear of rising rates, combined with these two credit situations, triggered record outflows from the municipal bond market between the start of the fiscal year and the end of 2013. With the turmoil in the market causing a drop in municipal bond prices, nontraditional buyers of municipal debt such as hedge funds and other institutional investors saw what we considered to be a large and anomalous discrepancy between the prices of taxable and tax-exempt debt, encouraging them to slowly move back into the municipal bond market. At the beginning of the fiscal year, for example, 30-year municipal bond yields were 120% of those of comparable U.S. Treasury debt – a highly unusual situation given the tax advantages of municipal bonds (source: Thomson).

By the beginning of 2014, more individual investors began to return to the tax-exempt market amid more favorable conditions. Along with renewed concerns about the strength of the U.S. and global economic recovery, interest rates fell, which proved positive for bond prices. At the same time, the technical backdrop shifted to favor municipal debt, with increased demand for these securities coupled with relatively limited supply of newly issued tax-exempt debt. In this environment, municipal bonds significantly outpaced Treasury securities, bringing the ratio of their yields to a more historically normal 98% at period end (source: Bloomberg).

Especially in 2014, municipal securities with longer maturities and lower credit ratings outperformed shorter-dated, higher-rated bonds. It appeared that as investors became more optimistic about the municipal bond market, they grew more comfortable assuming higher levels of interest rate and credit risk. The yield curve notably flattened as a result, with yields on long-term bonds declining to a much greater extent than those on shorter-dated issues, indicating that investors were willing to accept an increasing amount of interest rate risk in exchange for the potential of steadily declining yields.

Bonds with lower credit ratings outperformed their higher-grade counterparts during the fiscal year. As an example, bonds rated AAA by Standard & Poor’s gained 7.75% for the 12-month reporting period, compared with 9.72%, 11.43%, and 12.36% for the AA, A, and BBB credit-quality tiers. Below-investment-grade bonds did somewhat worse than BBB securities, however, partly reflecting the weak results from Puerto Rican debt. (Source: Thomson Reuters.)

Sticking to our strategy

We maintained a consistent management strategy for all of the Funds profiled in this report. We employ a bottom-up approach to investing: We evaluate securities one by one, working with our analysts to conduct thorough credit research and ultimately selecting securities we believe offer a favorable risk-reward trade-off, as well as income generation potential for the Funds’ shareholders.

Based on our confidence in our research process, we continued to emphasize bonds with credit ratings of A and BBB, the lowest two credit ratings in the investment grade bond universe. In our view, these securities offer favorable value potential as we continue to use our experience and research capabilities to make what we believe are sound long-term credit choices.

The Funds entered the period with a modest amount of cash, albeit a slightly higher allocation than usual. This cash allowed us to buy bonds we found attractive, especially in the first few months of the period, when bond prices were low and yields were particularly high.

At the start of the fiscal year, the Funds had modest exposure to credit-challenged Puerto Rico bonds as a result of our previously taken defensive measures. On our concerns about the region’s credit quality and the volatility in the prices of its debt, we gradually liquidated all of the Funds’ holdings in Puerto Rico–backed securities.

At the end of the fiscal year, the Funds were positioned neutrally from a duration perspective, meaning that their levels of sensitivity to changes in interest rates were in line with that of their respective benchmarks. In our view, this duration stance was prudent given that, despite continued low interest rates, investors have been anticipating higher rates for several years now.

Within the Funds

As mentioned previously, longer-dated, lower-rated securities tended to outperform shorter-maturity, higher-quality issues during the Funds’ fiscal year, and these trends were generally upheld when reviewing the strongest- and weakest-performing holdings in each portfolio.

In Delaware Tax-Free USA Fund, for example, the Fund’s strongest-performing securities in absolute terms were longer-maturity, lower-rated

Portfolio management review

Delaware Investments® National Tax-Free Funds

credits – two separate issues of toll-road bonds for the Central Texas Regional Mobility Authority, which finances the state’s highway transportation needs. Both issues were rated Baa3 by Moody’s (a lower-investment-grade credit rating) and they mature in 2043 and 2038 and returned 24% and 23%, respectively, during the fiscal year. These bonds were also the strongest-performing securities in Delaware Tax-Free USA Intermediate Fund, generating a total return of 28% during the fiscal year.

Other meaningful outperformers in Delaware Tax-Free USA Fund were nonrated Provo, Utah, charter school bonds for the Freedom Academy, maturing in 2037 and generating a 20% return during the fiscal year.

In contrast, Delaware Tax-Free USA Fund was hampered relative to the overall market by its holdings in various bonds that were advance refunded – meaning they had very short maturities and very high credit ratings, which limited their performance prospects. For example, a laggard within this sector was the Fund’s position in a Greene County, Mo., bond which was refunded during the period and returned 2%.

Also lagging for Delaware Tax-Free USA Fund were West Virginia State Hospital Finance Authority revenue bonds for Highland Hospital Obligation Group, which returned roughly -3% during the fiscal year due to relatively weak credit fundamentals for the issuer that did, however, improve toward the end of the fiscal year.

These West Virginia bonds were also meaningful underperformers in Delaware National High-Yield Municipal Bond Fund. In both portfolios, we anticipated a recovery in the securities and, as of end of the fiscal year, we continued to maintain a position in the Funds.

Delaware National High-Yield Municipal Bond Fund’s strongest-performing holdings in absolute terms were Allegheny County, Pa., Industrial Development Authority bonds issued for U.S. Steel and California Pollution Control Financing Authority Water Furnishing bonds for Poseidon Resources. In addition to their lower credit ratings – the Pennsylvania securities were rated below investment grade, while the California bonds were rated lower investment grade. The credits had relatively long maturity dates of 2042 and 2037, respectively. In an environment that seemed to favor these characteristics, the bonds generated strong absolute returns of 40% and 36%, respectively, during the fiscal year.

In addition to the underperforming West Virginia bonds discussed earlier, Delaware National High-Yield Municipal Bond Fund saw flat performance from its holdings in advance refunded New Jersey cigarette tax bonds, which saw limited appreciation (0.13%) largely due to their high credit quality and short duration.

In addition to the Texas transportation bonds previously discussed, Delaware Tax-Free USA Intermediate Fund also saw particularly favorable results from its holdings in California Statewide Communities Development Authority municipal lease bonds for the Lancer Plaza project at California Baptist University in Riverside. These nonrated bonds with a 2023 maturity date –putting them squarely in the intermediate-duration universe – returned 21% during the fiscal year.

Underperformers for Delaware Tax-Free USA Intermediate Fund included California Economic Recovery bonds (returning 0.14%) and State of Minnesota bonds (returning 0.12%).

Performance summaries
Delaware Tax-Free USA Fund	August 31, 2014

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance1, [2]	Average annual total returns through August 31, 2014

	1 year	5 years	10 years	Lifetime
Class A (Est. Jan. 11, 1984)
Excluding sales charge	+11.02%	+6.26%	+4.75%	n/a
Including sales charge	+6.07%	+5.29%	+4.27%	n/a
Class B (Est. May 2, 1994)
Excluding sales charge	+11.11%	+5.69%	+4.12%	n/a
Including sales charge	+7.11%	+5.45%	+4.12%	n/a
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+10.28%	+5.48%	+3.97%	n/a
Including sales charge	+9.28%	+5.48%	+3.97%	n/a
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	+11.33%	+6.65%	n/a	+8.01%
Including sales charge	+11.33%	+6.65%	n/a	+8.01%
Barclays Municipal Bond Index	+10.14%	+5.39%	+4.77%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 7. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s

Class A shares. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

All remaining Class B shares were converted to Class A shares on Sept. 25, 2014. Prior to Sept. 25, 2014, Class B shares were available for purchase only through dividend reinvestment and

Performance summaries

Delaware Tax-Free USA Fund

certain permitted exchanges as was described in the prospectus. Class B shares had a contingent deferred sales charge that declined from 4.00% to zero depending on the period of time the shares were held. They were also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee was contractually limited to 0.25% of average daily net assets from Sept. 1, 2013 through Aug. 31, 2014.* Please see Note 11 in “Notes to financial statements” for more information. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund and benchmark performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

*The contractual waiver period is from May 1, 2013, through Dec. 29, 2014.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the “Fund expense ratios” table on the following page. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.56% of the Fund’s average daily net assets during the period from Sept. 1, 2013, through Aug. 31, 2014.** Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B†	Class C	Institutional Class
Total annual operating expenses	0.95%	1.70%	1.70%	0.70%
(without fee waivers)
Net expenses	0.81%	0.81%	1.56%	0.56%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

**The contractual waiver period is from Dec. 28, 2012, through Dec. 29, 2014.

†See Note 11 in “Notes to financial statements.”

Performance summaries

Delaware Tax-Free USA Fund

Performance of a $10,000 investment1

Average annual total returns from Aug. 31, 2004, through Aug. 31, 2014

For period beginning Aug. 31, 2004, through Aug. 31, 2014	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$15,935
Delaware Tax-Free USA Fund — Class A shares	$9,550	$15,195

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2004, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 7. Please note additional details on pages 5 through 8.

The graph also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2004. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DMTFX	245909106
Class B	DTFCX	245909403
Class C	DUSCX	245909700
Institutional Class	DTFIX	24610H104

Performance summaries
Delaware Tax-Free USA Intermediate Fund	August 31, 2014

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance1, [2]	Average annual total returns through August 31, 2014

	1 year	5 years	10 years	Lifetime
Class A (Est. Jan. 7, 1993)
Excluding sales charge	+7.47%	+4.46%	+4.09%	n/a
Including sales charge	+4.52%	+3.89%	+3.80%	n/a
Class B (Est. May 2, 1994)
Excluding sales charge	+7.46%	+3.84%	+3.65%	n/a
Including sales charge	+5.46%	+3.84%	+3.65%	n/a
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+6.48%	+3.58%	+3.20%	n/a
Including sales charge	+5.48%	+3.58%	+3.20%	n/a
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	+7.58%	+4.79%	n/a	+5.75%
Including sales charge	+7.58%	+4.79%	n/a	+5.75%
Barclays 3–15 Year Blend
Municipal Bond Index	+8.22%	+4.89%	+4.61%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 11. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. This fee was contractually limited to 0.15% during the period from Oct. 1, 2013 through Aug. 31, 2014.* Prior to Oct. 1, 2013, the Fund paid an annual distribution and service fee of 0.30% of average daily net assets. This fee was contractually limited to 0.15% of average daily net assets from Sept. 1, 2013 through Sept. 30, 2013.* Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

All remaining Class B shares were converted to Class A shares on Sept. 25, 2014. Prior to Sept. 25, 2014, Class B shares were available for purchase only through dividend reinvestment and certain permitted exchanges as was described in the prospectus. Class B shares had a contingent deferred sales charge that declined from 2.00% to zero depending on the period of time the shares were held. They were also subject to an annual

Performance summaries

Delaware Tax-Free USA Intermediate Fund

distribution and service fee of 1.00% of average daily net assets. This fee was contractually limited to 0.15% of average daily net assets from Sept. 1, 2013 through Aug. 31, 2014.** Please see Note 11 in “Notes to financial statements” for more information. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately five years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund and benchmark performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

*The contractual waiver period is from Dec. 28, 2012, through Dec. 29, 2014.

**The contractual waiver period is from March 1, 2013, through Dec. 29, 2014.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.60% of the Fund’s average daily net assets during the period from Sept. 1, 2013, through Aug. 31, 2014.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

				Institutional Class
Fund expense ratios	Class A	Class B†	Class C
Total annual operating expenses	0.92%	1.67%	1.67%	0.67%
(without fee waivers)
Net expenses	0.75%	0.75%	1.60%	0.60%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

*The contractual waiver period is from Dec. 28, 2012, through Dec. 29, 2014.

† See Note 11 in “Notes to financial statements.”

Performance summaries

Delaware Tax-Free USA Intermediate Fund

Performance of a $10,000 investment1

Average annual total returns from Aug. 31, 2004, through Aug. 31, 2014

For period beginning Aug. 31, 2004, through Aug. 31, 2014	Starting value	Ending value
Barclays 3–15 Year Blend Municipal Bond Index	$10,000	$15,693
Delaware Tax-Free USA Intermediate Fund — Class A shares	$9,725	$14,521

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2004, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 11. Please note additional details on pages 9 through 12.

The graph also assumes $10,000 invested in the Barclays 3–15 Year Blend Municipal Bond Index as of Aug. 31, 2004. The Barclays 3–15 Year Blend Municipal Bond Index measures the total return performance of investment grade, U.S. tax-exempt bonds with maturities from 2 to 17 years.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DMUSX	245909304
Class B	DUIBX	245909601
Class C	DUICX	245909882
Institutional Class	DUSIX	24610H203

Performance summaries
Delaware National High-Yield Municipal Bond Fund	August 31, 2014

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance1, [2]	Average annual total returns through August 31, 2014

	1 year	5 years	10 years	Lifetime
Class A (Est. Sept. 22, 1986)
Excluding sales charge	+15.42%	+8.64%	+5.67%	n/a
Including sales charge	+10.27%	+7.65%	+5.18%	n/a
Class B (Est. Dec. 18, 1996)
Excluding sales charge	+15.40%	+8.00%	+5.03%	n/a
Including sales charge	+11.40%	+7.78%	+5.03%	n/a
Class C (Est. May 26, 1997)
Excluding sales charge	+14.63%	+7.84%	+4.89%	n/a
Including sales charge	+13.63%	+7.84%	+4.89%	n/a
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	+15.71%	+9.07%	n/a	+11.91%
Including sales charge	+15.71%	+9.07%	n/a	+11.91%
Barclays Municipal Bond Index	+10.14%	+5.39%	+4.77%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 15. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares,

excluding sales charges, assumes that no front-end sales charge applied.

All remaining Class B shares were converted to Class A shares on Sept. 25, 2014. Prior to Sept. 25, 2014, Class B shares were available for purchase only through dividend reinvestment and certain permitted exchanges as was described in the prospectus. Class B shares had a contingent deferred sales charge that declined from 4.00% to zero depending on the period of time the shares were held. They were also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee was contractually limited to 0.25% of average daily net assets from Sept. 1, 2013 through Aug. 30, 2014.* Please see Note 11 in “Notes to financial statements” for more information. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Performance summaries

Delaware National High-Yield Municipal Bond Fund

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund and benchmark performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable. Bond ratings are determined by a nationally recognized statistical rating organization.

*The contractual waiver period is from Aug. 1, 2013, through Dec. 29, 2014.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.60% of the Fund’s average daily net assets during the period from Sept. 1, 2013, through Aug. 31, 2014.** Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

				Institutional Class
Fund expense ratios	Class A	Class B†	Class C
Total annual operating expenses	0.99%	1.74%	1.74%	0.74%
(without fee waivers)
Net expenses	0.85%	0.85%	1.60%	0.60%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

**The contractual waiver period is from Dec. 28, 2012, through Dec. 29, 2014.

†See Note 11 in “Notes to financial statements.”

Performance summaries

Delaware National High-Yield Municipal Bond Fund

Performance of a $10,000 investment1

Average annual total returns from Aug. 31, 2004, through Aug. 31, 2014

For period beginning Aug. 31, 2004, through Aug. 31, 2014	Starting value	Ending value
Delaware National High-Yield Municipal Bond Fund — Class A shares	$9,550	$16,575
Barclays Municipal Bond Index	$10,000	$15,935

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2004, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 15. Please note additional details on pages 13 through 16.

The graph also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2004. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	CXHYX	928928241
Class B	DVNYX	928928233
Class C	DVHCX	928928225
Institutional Class	DVHIX	24610H302

Disclosure of Fund expenses

For the six-month period from March 1, 2014 to August 31, 2014 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2014 to Aug. 31, 2014.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from March 1, 2014 to August 31, 2014 (Unaudited)

Delaware Tax-Free USA Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/14	Ending Account Value 8/31/14	Annualized Expense Ratio	Expenses Paid During Period 3/1/14 to 8/31/14*
Actual Fund return†
Class A	$1,000.00	$1,049.30	0.80%	$4.13
Class B**	1,000.00	1,049.20	0.81%	4.18
Class C	1,000.00	1,045.30	1.56%	8.04
Institutional Class	1,000.00	1,050.30	0.56%	2.89
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.17	0.80%	$4.08
Class B**	1,000.00	1,021.12	0.81%	4.13
Class C	1,000.00	1,017.34	1.56%	7.93
Institutional Class	1,000.00	1,022.38	0.56%	2.85
Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/14	Ending Account Value 8/31/14	Annualized Expense Ratio	Expenses Paid During Period 3/1/14 to 8/31/14*
Actual Fund return†
Class A	$1,000.00	$1,031.20	0.75%	$3.84
Class B**	1,000.00	1,031.20	0.75%	3.84
Class C	1,000.00	1,026.00	1.60%	8.17
Institutional Class	1,000.00	1,031.80	0.60%	3.07
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.42	0.75%	$3.82
Class B**	1,000.00	1,021.42	0.75%	3.82
Class C	1,000.00	1,017.14	1.60%	8.13
Institutional Class	1,000.00	1,022.18	0.60%	3.06

Delaware National High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/14	Ending Account Value 8/31/14	Annualized Expense Ratio	Expenses Paid During Period 3/1/14 to 8/31/14*
Actual Fund return†
Class A	$1,000.00	$1,074.10	0.85%	$4.44
Class B**	1,000.00	1,075.00	0.85%	4.45
Class C	1,000.00	1,070.80	1.60%	8.35
Institutional Class	1,000.00	1,075.90	0.60%	3.14
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.92	0.85%	$4.33
Class B**	1,000.00	1,020.92	0.85%	4.33
Class C	1,000.00	1,017.14	1.60%	8.13
Institutional Class	1,000.00	1,022.18	0.60%	3.06

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	See Note 11 in “Notes to financial statements.”

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations

Delaware Tax-Free USA Fund	As of August 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.86%
Corporate Revenue Bonds	10.90%
Education Revenue Bonds	12.75%
Electric Revenue Bonds	4.12%
Healthcare Revenue Bonds	12.40%
Housing Revenue Bonds	1.24%
Lease Revenue Bonds	2.72%
Local General Obligation Bonds	6.74%
Pre-Refunded / Escrowed to Maturity Bonds	7.03%
Special Tax Revenue Bonds	15.85%
State General Obligation Bonds	7.22%
Transportation Revenue Bonds	12.72%
Water & Sewer Revenue Bonds	4.17%
Short-Term Investments	1.05%
Total Value of Securities	98.91%
Receivables and Other Assets Net of Liabilities	1.09%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Alaska	0.60%
Arizona	1.32%
California	10.17%
Colorado	1.82%
Connecticut	0.80%
District of Columbia	0.15%
Florida	2.13%
Georgia	3.78%
Illinois	3.73%
Indiana	1.30%
Kansas	0.33%
Louisiana	1.18%
Maryland	2.18%
Massachusetts	3.06%
Minnesota	2.01%
Missouri	5.78%
Nevada	0.75%
New Jersey	9.13%
New Mexico	0.08%

State / territory	Percentage of net assets
New York	18.60%
North Carolina	3.51%
North Dakota	0.31%
Ohio	2.68%
Oklahoma	3.16%
Oregon	0.30%
Pennsylvania	2.66%
Texas	11.53%
U.S. Virgin Islands	0.29%
Utah	0.28%
Virginia	3.68%
Washington	0.56%
West Virginia	0.56%
Wisconsin	0.49%
Total	98.91%

Security type / sector / state / territory allocations
Delaware Tax-Free USA Intermediate Fund	As of August 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.03%
Corporate Revenue Bonds	9.08%
Education Revenue Bonds	6.86%
Electric Revenue Bonds	2.92%
Healthcare Revenue Bonds	9.13%
Housing Revenue Bonds	0.27%
Lease Revenue Bonds	3.54%
Local General Obligation Bonds	7.31%
Pre-Refunded/Escrowed to Maturity Bonds	3.85%
Resource Recovery Revenue Bonds	0.13%
Special Tax Revenue Bonds	16.55%
State General Obligation Bonds	17.93%
Transportation Revenue Bonds	15.57%
Water & Sewer Revenue Bonds	4.89%
Short-Term Investments	1.05%
Total Value of Securities	99.08%
Receivables and Other Assets Net of Liabilities	0.92%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Arizona	3.20%
California	12.90%
Connecticut	1.52%
Delaware	0.84%
District of Columbia	0.15%
Florida	0.71%
Georgia	4.18%
Guam	0.43%
Hawaii	1.21%
Idaho	1.01%
Illinois	3.40%
Indiana	0.11%
Kansas	0.25%
Louisiana	3.89%
Maryland	2.97%
Massachusetts	1.09%
Minnesota	7.07%
Mississippi	0.75%

State / territory	Percentage of net assets
Missouri	1.16%
Nevada	0.52%
New Jersey	5.01%
New Mexico	0.08%
New York	16.28%
North Carolina	1.07%
North Dakota	0.27%
Ohio	1.59%
Oregon	2.17%
Pennsylvania	4.25%
Tennessee	0.99%
Texas	10.81%
U.S. Virgin Islands	0.24%
Virginia	6.83%
Washington	0.97%
Wisconsin	0.95%
Wyoming	0.21%
Total	99.08%

Security type / sector / state / territory allocations
Delaware National High-Yield Municipal Bond Fund	As of August 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.48%
Corporate Revenue Bonds	18.72%
Education Revenue Bonds	16.80%
Electric Revenue Bonds	0.30%
Healthcare Revenue Bonds	25.69%
Housing Revenue Bonds	1.76%
Lease Revenue Bonds	4.40%
Local General Obligation Bonds	2.85%
Pre-Refunded Bonds	0.43%
Resource Recovery Revenue Bonds	1.24%
Special Tax Revenue Bonds	9.37%
State General Obligation Bonds	2.87%
Transportation Revenue Bonds	9.18%
Water & Sewer Revenue Bonds	2.87%
Short-Term Investments	2.20%
Total Value of Securities	98.68%
Receivables and Other Assets Net of Liabilities	1.32%
Total Net Assets	100.00%

* As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Alabama	2.79%
Alaska	0.29%
Arizona	3.45%
California	13.63%
Colorado	1.68%
Connecticut	0.17%
District of Columbia	1.15%
Florida	3.80%
Georgia	1.29%
Hawaii	2.30%
Idaho	1.10%
Illinois	4.09%
Indiana	1.43%
Iowa	0.38%
Kansas	0.98%
Kentucky	1.60%
Louisiana	2.44%
Maine	0.28%

State / territory	Percentage of net assets
Maryland	5.56%
Massachusetts	0.44%
Michigan	1.33%
Minnesota	3.91%
Missouri	0.96%
Nevada	0.72%
New Hampshire	0.23%
New Jersey	4.69%
New Mexico	0.08%
New York	9.69%
North Carolina	0.79%
North Dakota	0.40%
Ohio	3.87%
Oklahoma	0.32%
Oregon	0.47%
Pennsylvania	5.89%
South Carolina	0.15%
Tennessee	0.38%
Texas	9.25%
Utah	0.33%
Vermont	0.17%
Virginia	2.43%
Washington	0.72%
West Virginia	0.90%
Wisconsin	1.82%
Wyoming	0.33%
Total	98.68%

Schedules of investments
Delaware Tax-Free USA Fund	August 31, 2014

	Principal amount°	Value (U.S. $)

Municipal Bonds – 97.86%

Corporate Revenue Bonds – 10.90%
Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority
(National Gypsum Co. Project) 5.75% 8/1/35 (AMT)	1,810,000	$1,813,222
Gloucester County, New Jersey Pollution Control Financing Authority
(Keystone Urban Renewal) Series A 5.00% 12/1/24 (AMT)	735,000	815,821
Golden State, California Tobacco Securitization Corporate Settlement Revenue Asset-Backed Senior Notes
Series A-1 5.75% 6/1/47	9,285,000	7,627,906
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,232,208
Houston, Texas Airport System Revenue
(United Airlines) 5.00% 7/1/29 (AMT)	1,600,000	1,641,680
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	7,070,880
6.25% 6/1/24	6,810,000	7,457,767
Indianapolis, Indiana Airport Authority Revenue Special Facilities
(Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	2,750,000	3,017,520
Maryland Economic Development Corporation Revenue
(CNX Marine Terminals) 5.75% 9/1/25	3,375,000	3,722,557
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,915,000	2,437,489
New Jersey Economic Development Authority Special Facilities Revenue
(Continental Airlines, Inc. Project)
4.875% 9/15/19 (AMT)	1,760,000	1,814,595
Series B 5.625% 11/15/30 (AMT)	1,365,000	1,474,705
New York City, New York Industrial Development Agency Special Facilities Revenue
(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT)•	2,000,000	2,208,760
New York State Liberty Development Corporation Revenue
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	1,000,000	1,129,840
Ohio State Air Quality Development Authority Revenue
(First Energy Generation) Series A 5.70% 8/1/20	4,750,000	5,527,813
Parish of St. John the Baptist, Louisiana
(Marathon Oil) Series A 5.125% 6/1/37	1,875,000	1,970,700

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	$2,031,880
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,150,083
Tobacco Settlement Financing Corporation, New Jersey Revenue
Series 1A 5.00% 6/1/41	1,765,000	1,338,488
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	2,022,258

		60,506,172

Education Revenue Bonds – 12.75%
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	5,295,000	5,612,171
California Statewide Communities Development Authority School Facility Revenue
(Aspire Public Schools) 6.125% 7/1/46	5,145,000	5,297,909
Connecticut State Health & Educational Facilities Authority Revenue
(Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,454,350
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue
(Riverside Military Academy Project) 5.125% 3/1/37	2,850,000	2,586,660
Henderson, Nevada Public Improvement Trust
(Touro College & University System) 5.50% 1/1/39	805,000	880,469
Louisiana Public Facilities Authority Revenue
(Southwest Louisiana Charter Academy Foundation Project) Series A 8.375% 12/15/43	1,875,000	2,025,019
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	4,200,000	4,331,964
Massachusetts Development Finance Agency
(Harvard University) Series B-2 5.25% 2/1/34	5,000,000	5,866,850
Massachusetts State Health & Educational Facilities Authority Revenue
(Harvard University)
Series A 5.00% 12/15/29	5,000,000	5,844,000
Series A 5.50% 11/15/36	4,515,000	5,265,619
Missouri State Health & Educational Facilities Authority
(Washington University) Series A 5.375% 3/15/39	5,000,000	5,605,400
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	4,225,000	4,672,977

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
New York State Dormitory Authority
(Touro College & University System) Series A 5.50% 1/1/39	2,290,000	$2,558,113
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue
(University Properties Inc. - East Stroudsburg University of Pennsylvania) 5.00% 7/1/31	6,000,000	6,275,160
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,360,000	1,435,018
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	1,565,000	1,534,968
San Juan, Texas Higher Education Finance Authority Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40	1,500,000	1,752,015
St. Louis, Missouri Industrial Development Authority Revenue
(Confluence Academy Project)
Series A 5.25% 6/15/25	1,150,000	1,140,570
Series A 5.35% 6/15/32	2,300,000	2,211,496
University of Pittsburgh
(Capital Project) Series B 5.00% 9/15/28	2,090,000	2,395,788

		70,746,516

Electric Revenue Bonds – 4.12%
California State Department of Water Resources
Series L 5.00% 5/1/17	910,000	1,020,155
Series L 5.00% 5/1/20	5,000,000	6,055,650
City Public Service Board of San Antonio, Texas
5.00% 2/1/22	5,040,000	6,129,648
5.25% 2/1/24	7,000,000	8,848,560
Southern Minnesota Municipal Power Agency
Series A 5.25% 1/1/17 (AMBAC)	750,000	833,197

		22,887,210

Healthcare Revenue Bonds – 12.40%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,182,960
Brevard County, Florida Health Facilities Authority Health Care Revenue
(Health First Inc. Project) 7.00% 4/1/39	4,065,000	4,724,912
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,500,000	2,981,000
Cleveland - Cuyahoga County, Ohio Port Authority Revenue Senior Housing
(St. Clarence - Geac) Series A 6.25% 5/1/38	1,500,000	1,500,060

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,040,000	$2,396,204
(Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	4,291,159
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	1,875,000	2,089,894
Fairfax County, Virginia Industrial Development Authority Revenue
(Inova Health Services) Series A 5.50% 5/15/35	2,500,000	2,808,200
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44	3,000,000	3,471,390
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41	3,000,000	3,312,660
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	2,190,000	2,571,213
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	4,171,656
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care) 6.00% 2/1/21	3,075,000	3,118,235
New York State Dormitory Authority Revenue Non State Supported Debt
(North Shore Long Island Jewish Health System)
Series A 5.50% 5/1/37	3,000,000	3,273,960
(Orange Regional Medical Center)
6.25% 12/1/37	2,250,000	2,373,143
6.50% 12/1/21	2,745,000	3,066,632
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project)
Series A 5.875% 1/1/31	1,555,000	1,620,341
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,299,576
Ohio State Higher Educational Facility Community Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.25% 1/1/33	2,000,000	2,203,080
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	3,000,000	2,892,960
Oregon Health & Science University Revenue
(Capital Appreciation Insured) Series A
5.75% 7/1/21 (NATL-RE)^	2,000,000	1,686,400

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	120,000	$134,287
Series A 7.50% 6/1/49	610,000	685,048
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,606,902
Southwestern Illinois Development Authority Revenue
(Memorial Group Inc.) 7.125% 11/1/43	2,000,000	2,189,200
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,065,030
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41	2,900,000	3,095,692

		68,811,794

Housing Revenue Bonds – 1.24%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects) Series A 6.40% 8/15/45	4,655,000	5,186,135
Williston, North Dakota
(Eagle Crest Apartments, LLC Project) 7.75% 9/1/38	1,620,000	1,705,666

		6,891,801

Lease Revenue Bonds – 2.72%
New Jersey Economic Development Authority
(School Facilities Construction)
Series EE 5.00% 9/1/18	2,890,000	3,279,110
Series GG 5.75% 9/1/23	1,000,000	1,173,360
Series NN 5.00% 3/1/20	3,500,000	4,022,935
New York City, New York Industrial Development Agency Trips
Series A 5.00% 7/1/28 (AMT)	1,685,000	1,823,254
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	2,245,000	2,233,999
St. Louis, Missouri Industrial Development Authority Leasehold Revenue
(Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	2,537,381

		15,070,039

Local General Obligation Bonds – 6.74%
County of Arlington, Virginia
Series D 5.00% 8/1/17	2,000,000	2,260,020
County of Prince George’s, Maryland
(Consolidated Public Improvement) Series C 5.00% 8/1/17	1,700,000	1,921,017

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Fairfax County, Virginia
(Public Improvement) Series A 5.00% 10/1/19	9,000,000	$10,739,610
Georgetown, Texas Independent School District
(School Building)
5.00% 8/15/24 (PSF)	1,430,000	1,679,077
5.00% 8/15/26 (PSF)	1,000,000	1,171,190
New York City, New York
Series A 5.00% 8/1/19	2,690,000	3,168,847
Series I-1 5.375% 4/1/36	5,000,000	5,742,300
Series J 5.00% 8/1/17	3,000,000	3,382,530
Subseries D-1 5.00% 10/1/36	6,500,000	7,324,915

		37,389,506

Pre-Refunded / Escrowed to Maturity Bonds – 7.03%
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities Revenue
(Southeast Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	165,000	174,624
Greene County, Missouri Single Family Mortgage Revenue Municipal Multiplier
(Private Mortgage Insurance) 11.75% 3/1/16 ^	1,225,000	1,219,034
Maryland State & Local Facilities Loan Capital Improvement
Second Series 5.00% 8/1/17-16§	935,000	1,020,553
Missouri State Highways & Transportation Commission State Road Revenue
Series B 5.00% 5/1/24-16§	9,000,000	9,709,470
New Jersey Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B 7.50% 12/1/32-19§	1,435,000	1,869,044
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	17,528,907
State of Minnesota
5.00% 6/1/21-16§	5,000,000	5,411,300
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	1,390,000	1,584,656
Wisconsin Housing & Economic Developing Authority Revenue
6.10% 6/1/21-17 (FHA)§	450,000	505,705

		39,023,293

Special Tax Revenue Bonds – 15.85%
Brooklyn Arena Local Development Corporation, New York Pilot Revenue
(Barclays Center Project) 6.50% 7/15/30	8,230,000	9,547,129

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
California State Economic Recovery
Series A 5.25% 7/1/21	3,130,000	$3,742,917
Citizens Property Insurance Florida
(Senior Secured - High Act) Series A-1 6.00% 6/1/16	1,545,000	1,693,459
Denver, Colorado Convention Center Hotel Authority Revenue Senior
5.00% 12/1/35 (SGI)	1,305,000	1,329,782
Henderson, Nevada Local Improvement Districts No. T-18
5.30% 9/1/35	1,660,000	1,385,320
Hollywood, Florida Community Redevelopment Agency Revenue
(Beach CRA) 5.625% 3/1/24	1,200,000	1,202,568
Missouri State Environmental Improvement & Energy Water Pollution Control Revenue
(State Revolving Fund Project) Series A 6.05% 7/1/16 (AGM)	50,000	50,245
Mosaic, Virginia District Community Development Authority Revenue
Series A 6.875% 3/1/36	3,980,000	4,595,388
New Jersey Economic Development Authority Revenue
5.00% 6/15/25	3,000,000	3,390,570
5.00% 6/15/28	2,695,000	2,990,857
New Jersey Transportation Trust Fund Authority
Series B 5.00% 6/15/21	3,235,000	3,719,894
Series B 5.50% 12/15/16 (NATL-RE)	2,500,000	2,776,300
Series B 5.50% 6/15/31	10,000,000	11,589,200
New Mexico Finance Authority
(Senior Lien) 4.00% 6/15/16	440,000	469,286
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,220,460
New York City, New York Transitional Finance Authority
Future Tax Secured Fiscal 2011
Series A-1 5.00% 11/1/42	10,000,000	11,339,800
Series C 5.25% 11/1/25	6,000,000	7,159,980
Series D 5.00% 2/1/26	3,000,000	3,528,750
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,006,360
New York State Dormitory Authority
(Unrefunded - General Purpose) Series E 5.00% 2/15/17	1,000,000	1,111,570
New York State Dormitory Authority State Personal Income Tax Revenue
Series B 5.25% 3/15/38	6,000,000	6,834,840

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
State of Nevada
5.00% 6/1/17	1,700,000	$1,907,910
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,109,030
Texas Public Finance Authority
(Assessment - Unemployment Compensation)
5.00% 1/1/17	2,180,000	2,412,933
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien)
6.07% 6/1/21 ^	2,645,000	1,849,807

		87,964,355

State General Obligation Bonds – 7.22%
California State
5.00% 2/1/17	630,000	698,809
5.25% 11/1/40	3,795,000	4,368,425
California State Various Purposes
5.00% 9/1/22	2,180,000	2,679,351
5.00% 11/1/43	3,000,000	3,386,730
6.00% 4/1/38	4,060,000	4,836,394
6.50% 4/1/33	2,570,000	3,143,495
Georgia State
Series I 5.00% 7/1/21	5,000,000	6,117,150
North Carolina State Public Improvement
Series A 5.00% 5/1/20	10,585,000	12,735,978
State of Connecticut
Series E 5.00% 12/15/17	900,000	994,671
State of Washington
(Various Purposes) Series R - 2010A 5.00% 1/1/17	990,000	1,094,801

		40,055,804

Transportation Revenue Bonds – 12.72%
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	5,160,000	5,865,424
Florida’s Turnpike Enterprise
Series B 5.00% 7/1/16	1,000,000	1,085,640
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	5,452,986
Metropolitan Washington Airports Authority
Series B 5.00% 10/1/16 (AMT)	780,000	853,180
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,753,450

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
North Texas Tollway Authority Revenue
(First Tier) Series A 6.00% 1/1/24	3,345,000	$3,791,792
(Second Tier) Series F 5.75% 1/1/38	6,130,000	6,833,969
Phoenix, Arizona Civic Improvement Corporation Airport Revenue Junior Lien
Series A 5.00% 7/1/26	1,800,000	2,068,866
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
6.00% 12/1/42	4,735,000	5,486,776
6.50% 12/1/28	5,500,000	5,855,410
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International)
Series A-1 6.625% 7/1/34	5,995,000	6,940,411
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,892,861
7.50% 6/30/33	1,560,000	1,941,701
(Mobility Partners)
6.75% 6/30/43 (AMT)	2,490,000	3,002,492
6.875% 12/31/39	5,500,000	6,514,200
7.00% 12/31/38 (AMT)	1,830,000	2,260,471

		70,599,629

Water & Sewer Revenue Bonds – 4.17%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39	5,500,000	6,510,185
Metropolitan Water Reclamation District of Greater Chicago
(Capital Improvement) Series C 5.00% 12/1/16	440,000	484,836
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
(Fiscal 2009) Series A 5.75% 6/15/40	4,000,000	4,614,440
(Second Generation Fiscal 2014) Series BB 5.00% 6/15/46	5,000,000	5,585,350
San Francisco, California City & County Public Utilities Commission Water Revenue
Series F 5.00% 11/1/27	5,000,000	5,940,650

		23,135,461

Total Municipal Bonds (cost $491,814,835)		543,081,580

	Principal amount°	Value (U.S. $)

Short-Term Investments – 1.05%

Variable Rate Demand Notes – 1.05%¤
Minneapolis-St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-1
0.01% 11/15/35 (LOC - JPMorgan Chase Bank, N.A.)	2,300,000	2,300,000
Missouri State Health & Educational Facilities Authority
(Washington University) Series B 0.01% 9/1/30	2,500,000	2,500,000
Syracuse, New York Industrial Development Agency
(Syracuse University Project) Series A-2
0.01% 12/1/37 (LOC - JPMorgan Chase Bank N.A.)	1,000,000	1,000,000

Total Short-Term Investments (cost $5,800,000)		5,800,000

Total Value of Securities – 98.91% (cost $497,614,835)		$548,881,580

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Aug. 31, 2014. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FHA – Federal Housing Administration

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

SGI – Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free USA Intermediate Fund	August 31, 2014

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.03%

Corporate Revenue Bonds – 9.08%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(Environmental Improvement - U.S. Steel Corp. Project) 6.50% 5/1/17	2,305,000	$2,479,926
Chesterfield County, Virginia Economic Development Authority Pollution Control Revenue
(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,631,944
City of Houston, Texas Airport System Revenue
(United Airlines Inc. Terminal E Project) 4.75% 7/1/24 (AMT)	1,500,000	1,577,595
Gloucester County, New Jersey Pollution Control Financing Authority
(Keystone Urban Renewal-Logan Generating) Series A 5.00% 12/1/24 (AMT)	1,015,000	1,126,609
Golden State, California Tobacco Securitization Corporate Settlement Revenue Asset-Backed Senior Notes
Series A-1 4.50% 6/1/27	7,985,000	7,310,746
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,750,000	3,007,977
Illinois Railsplitter Tobacco Settlement Authority
5.25% 6/1/20	7,160,000	8,426,389
6.25% 6/1/24	7,500,000	8,213,400
Indianapolis, Indiana Airport Authority Revenue Special Facilities
(Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	750,000	822,960
Maricopa County, Arizona Corporation Pollution Control Revenue
(Public Service - Palo Verde Project) Series B 5.20% 6/1/43 •	6,000,000	6,726,060
Maryland Economic Development Corporation Pollution Control Revenue
(CNX Marine Terminals) 5.75% 9/1/25	3,825,000	4,218,899
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,135,146
New Jersey Economic Development Authority Special Facilities Revenue
(Continental Airlines, Inc. Project)
4.875% 9/15/19 (AMT)	3,530,000	3,639,501
Series B 5.625% 11/15/30 (AMT)	1,890,000	2,041,899
Nez Perce County, Idaho Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	850,000	850,689

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Ohio State Air Quality Development Authority Revenue Environmental Improvement
(First Energy Generation) Series A 5.70% 8/1/20	4,320,000	$5,027,400
(Pollution Control-First Energy) Series C 5.625% 6/1/18	2,370,000	2,661,415
Salt Verde, Arizona Financial Corporation Senior Gas Revenue
5.25% 12/1/24	3,050,000	3,634,014
Tobacco Settlement Financing Corporation, New Jersey Revenue
Series 1A 4.50% 6/1/23	1,500,000	1,487,595

		67,020,164

Education Revenue Bonds – 6.86%
California Municipal Finance Authority
(Touro College & University System) Series A 5.25% 1/1/34	370,000	411,447
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/26	1,000,000	1,001,910
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,465,273
California Statewide Communities Development Authority Student Housing Revenue
(Irvine, LLC - UCI East Campus) 6.00% 5/15/23	3,150,000	3,565,139
Clifton, Texas Higher Education Finance Corporation Revenue
(Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,248,027
Connecticut State Health & Educational Facilities Authority Revenue
(Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,757,250
Henderson, Nevada Public Improvement Trust
(Touro College & University System) 5.50% 1/1/34	1,190,000	1,318,675
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	865,000	896,218
Massachusetts State Development Finance Agency Revenue
(Harvard University) Series B-1 5.25% 10/15/29	1,670,000	1,982,607
Massachusetts State Health & Educational Facilities Authority Revenue
(Massachusetts Institute of Technology) Series M 5.25% 7/1/20	3,000,000	3,662,340

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
New York City Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	$3,565,719
New York State Dormitory Authority
(Non State Supported Debt - Rockefeller University) Series A 5.00% 7/1/27	1,055,000	1,227,925
(Touro College & University System) Series A 5.25% 1/1/34	1,360,000	1,510,525
Pennsylvania State Higher Educational Facilities Authority Revenue
(Drexel University) Series A 5.25% 5/1/25	5,290,000	6,112,595
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University Project)
Series A 5.25% 10/1/27	2,020,000	2,245,513
Series C 5.25% 10/1/27	2,100,000	2,363,172
Troy, New York Capital Resource Corporation Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,872,300
University of North Carolina at Chapel Hill
5.00% 12/1/31	3,490,000	3,914,803
University of Texas, Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	4,564,212

		50,685,650

Electric Revenue Bonds – 2.92%
California State Department of Water Resources
Series L 5.00% 5/1/17	1,200,000	1,345,260
California State Department Water Resources Power Supply Revenue
Series L 5.00% 5/1/19	6,000,000	7,128,600
Series N 5.00% 5/1/21	3,580,000	4,403,758
City Public Service Board of San Antonio, Texas
5.00% 2/1/23	5,000,000	6,134,750
Rochester, Minnesota Electric Utilities Revenue
Series C 5.00% 12/1/18 (NATL-RE)	2,000,000	2,193,280
Southern Minnesota Municipal Power Agency
Series A 5.25% 1/1/17 (AMBAC)	300,000	333,279

		21,538,927

Healthcare Revenue Bonds – 9.13%
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3 5.25% 11/1/24	4,405,000	5,079,097
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,250,000	2,682,900

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	$6,254,479
City of Westminster, Maryland
(Lutheran Village Millers Grant)
Series B 4.875% 7/1/23	1,160,000	1,156,636
Series C 4.375% 7/1/21	1,175,000	1,173,049
Series D 3.875% 7/1/19	660,000	660,046
Cleveland-Cuyahoga County, Ohio Port Authority Revenue
(Saint Clarence - Geac) Series A 6.125% 5/1/26	715,000	715,021
Dauphin County, Pennsylvania General Authority Health System Revenue
(Pinnacle Health System Project) Series A 6.00% 6/1/29	3,400,000	3,979,768
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series A 6.375% 11/15/23	3,710,000	4,364,184
Minneapolis, Minnesota Revenue
(National Marrow Donor Program Project)
5.00% 8/1/16	4,720,000	5,007,401
5.00% 8/1/18	2,500,000	2,736,300
New Jersey Health Care Facilities Financing Authority Revenue
(Barnabas Health) Series A 5.00% 7/1/23	145,000	168,251
New York State Dormitory Authority Revenue Non State Supported Debt
(Memorial Sloan-Kettering Cancer Center) Series 1 4.00% 7/1/21	1,600,000	1,818,928
(North Shore Long Island Jewish Health System)
Series A 5.00% 5/1/23	4,000,000	4,585,400
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,234,340
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	780,000	789,469
Ohio State Higher Educational Facilities Commission Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.00% 1/1/17	2,000,000	2,205,800
Series A 5.00% 1/1/18	1,000,000	1,137,920
Onondaga, New York Civic Development Corporation Revenue
(St. Joseph’s Hospital Health Center Project)
5.00% 7/1/25	1,000,000	1,053,890

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Palm Beach County, Florida Health Facilities Authority Revenue
(Sinai Residences Boca Raton Project-Entrance Fee)
Series B 6.25% 6/1/23	950,000	$1,024,205
Series C 6.00% 6/1/21	1,000,000	1,073,820
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23	670,000	756,551
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30 •	3,800,000	4,272,720
Series C 4.50% 11/15/38 •	2,540,000	2,974,873
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30	2,190,000	2,455,669
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	4,824,357
St. Mary Hospital Authority, Pennsylvania Health System Revenue
(Catholic Health East) Series A 5.25% 11/15/16	1,200,000	1,212,444
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue
(Health East Project) 6.00% 11/15/25	1,000,000	1,049,890

		67,447,408

Housing Revenue Bonds – 0.27%
Williston City, North Dakota
(Eagle Crest Apartments, LLC Project) 6.25% 9/1/23	1,880,000	1,962,795

		1,962,795

Lease Revenue Bonds – 3.54%
California Statewide Communities Development Authority Revenue
(California Statewide Inland Regulatory Control Project)
5.25% 12/1/27	3,605,000	3,818,777
(Lancer Plaza Project) 5.125% 11/1/23	875,000	931,577
Idaho Building Authority Revenue
(Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	3,462,340
Los Angeles County, California
(Disney Concert Hall Parking)
5.00% 9/1/22	1,100,000	1,318,537
5.00% 3/1/23	2,395,000	2,873,617
Minnesota State General Fund Revenue
Series A 5.00% 6/1/27	3,265,000	3,901,055

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
New Jersey Economic Development Authority
(School Facilities Construction) Series EE 5.00% 9/1/18	2,485,000	$2,819,580
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II) 5.00% 10/1/23 (AMT)	3,045,000	3,002,279
(Senior Obligation Group) Series B 5.00% 7/1/22 (AMT)	3,610,000	4,020,385

		26,148,147

Local General Obligation Bonds – 7.31%
Chesterfield County, Virginia
Series B 5.00% 1/1/19	3,255,000	3,820,849
Series B 5.00% 1/1/22	4,070,000	4,981,883
Chicago, Illinois Modern Schools Across Chicago
Series J 5.00% 12/1/23 (AMBAC)	2,865,000	3,008,336
Conroe, Texas Independent School District
5.00% 2/15/25 (PSF)	3,865,000	4,570,672
Dallas, Texas
5.125% 2/15/15	3,000,000	3,069,660
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,421,740
Henrico County, Virginia Refunding Public Improvement
5.00% 7/15/19	4,000,000	4,752,640
5.00% 7/15/20	5,615,000	6,780,618
Houston, Texas Refunding & Public Improvement
Series A 5.25% 3/1/28	5,000,000	5,690,750
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,936,905
Series E 5.00% 8/1/23	3,685,000	4,477,570
Series G 5.25% 8/1/15	5,000	5,022
Series I 5.00% 8/1/21	10,000	10,040
Subseries D-1 5.00% 10/1/30	4,000,000	4,665,080
Town of Greenwich, Connecticut
4.00% 1/15/17	1,670,000	1,812,401

		54,004,166

Pre-Refunded/Escrowed to Maturity Bonds – 3.85%
Bay Area, California Toll Bridge Authority Revenue
(San Francisco Bay Area) Series F1 5.00% 4/1/34-18§	1,665,000	1,923,774
Fairfax County, Virginia Public Improvement Revenue
Series A 5.00% 4/1/20-18§	10,000,000	11,529,100
Maryland State & Local Facilities Loan Capital Improvement
First Series 5.00% 3/15/19-17§	3,675,000	4,104,571
Second Series 5.00% 8/1/17-16§	2,740,000	2,990,710

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Massachusetts State Water Pollution Abatement Trust
5.00% 8/1/16	2,170,000	$2,365,474
Missouri State Highways & Transportation Commission State Road Revenue
(Second Lien) 5.25% 5/1/23-17§	1,940,000	2,188,844
Virgin Islands Public Finance Authority Revenue
(Senior Lien Matching Fund Loan) Series A 5.25% 10/1/22-14§	1,785,000	1,793,140
Wyoming State Loan & Investment Board Facilities Revenue
5.00% 10/1/24-14§	1,550,000	1,556,758

		28,452,371

Resource Recovery Revenue Bonds – 0.13%
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Subordinate Colver Project) Series G 5.125% 12/1/15 (AMT)	950,000	971,166

		971,166

Special Tax Revenue Bonds – 16.55%
Baltimore, Maryland Convention Center Hotel Revenue Subordinated
Series B 5.00% 9/1/16	500,000	507,905
Brooklyn Arena Local Development, New York Pilot Revenue
(Barclays Center Project) 6.50% 7/15/30	5,500,000	6,380,220
California State Economic Recovery
Series A 5.25% 7/1/21	2,740,000	3,276,547
Dallas, Texas Convention Center Hotel Development Revenue
Series A 5.00% 1/1/24	3,420,000	3,727,458
Series A 5.25% 1/1/23	5,375,000	5,952,167
Delaware Transportation Authority
Series A 5.00% 7/1/17	5,475,000	6,166,109
Ernest N Morail-New Orleans, Louisiana Exhibition Hall Authority Special Tax Revenue
5.00% 7/15/26	6,160,000	6,904,682
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.375% 12/1/24	1,750,000	1,905,803
Series A 5.625% 12/1/29	1,125,000	1,244,194
Louisiana State Citizens Property Insurance Corporation Assessment Revenue
Series C-2 6.75% 6/1/26 (ASSURED GTY)	6,350,000	7,535,037

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
New Jersey State Economic Development Authority Revenue
5.00% 6/15/20	210,000	$242,632
5.00% 6/15/22	1,750,000	2,031,820
5.00% 6/15/23	1,250,000	1,440,350
(School Facilities Construction) Series AA 5.50% 12/15/29	4,580,000	5,099,464
New Jersey State Transportation Trust Fund Authority
Series B 5.50% 6/15/31	7,310,000	8,471,705
New Mexico Finance Authority
(Senior Lien) 4.00% 6/15/16	580,000	618,605
New York City, New York Transitional Finance Authority Future Tax Secured
5.00% 11/1/23	2,865,000	3,535,496
Subseries A-1 5.00% 11/1/20	2,860,000	3,443,154
Subseries C 5.00% 11/1/27	4,150,000	4,982,324
Subseries E-1 5.00% 2/1/26	4,020,000	4,738,093
New York State Local Government Assistance Corporation Subordinate Lien
Series A 5.00% 4/1/17	8,615,000	9,637,084
Series A 5.00% 4/1/20	3,360,000	4,033,075
New York State Urban Development Corporation
(Service Contract) Series A-1 5.00% 1/1/18	5,785,000	6,586,974
Oregon State Lottery
Series C 5.00% 4/1/24	3,550,000	4,436,364
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	1,002,070
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
(Shoppes at North Village Project) Series B 5.375% 11/1/23 @	945,000	947,060
State of Nevada
5.00% 6/1/17	2,245,000	2,519,563
Texas Public Finance Authority
(Assessment - Unemployment Compensation)
5.00% 1/1/17	2,900,000	3,209,865
Texas State Transportation Commission Highway Fund Revenue
(First Tier) 5.00% 4/1/18	1,700,000	1,890,383
Virginia Commonwealth Transportation Board
(Gans-Garvee) 5.00% 3/15/24	6,500,000	7,889,570

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien )
6.07% 6/1/21 ^	2,655,000	$1,856,801

		122,212,574

State General Obligation Bonds – 17.93%
California State
5.00% 2/1/17	840,000	931,745
5.00% 2/1/20	4,250,000	5,089,885
California State Various Purposes
5.00% 10/1/18	5,000,000	5,841,900
5.00% 11/1/19	5,245,000	6,276,796
5.25% 9/1/28	7,750,000	9,181,813
Connecticut State
Series C 5.00% 11/1/24	2,000,000	2,303,720
Series E 5.00% 12/15/17	1,230,000	1,359,384
Georgia State
Series A-1 5.00% 2/1/24	5,000,000	6,296,900
Series B 5.00% 7/1/17	4,810,000	5,420,052
Series I 5.00% 7/1/21	5,410,000	6,618,756
Hawaii State
Series EH 5.00% 8/1/19	7,500,000	8,907,450
Louisiana State
Series A 5.00% 8/1/21	6,655,000	8,107,720
Maryland State & Local Facilities Loan Capital Improvement
Series B 5.00% 3/1/18	1,930,000	2,219,230
Minnesota State
(Various Purpose)
Series A 5.00% 8/1/19	2,020,000	2,400,144
Series F 5.00% 10/1/22	8,000,000	9,890,080
Mississippi State
Series A 5.00% 10/1/17	4,860,000	5,511,823
New Jersey State
Series Q 5.00% 8/15/19	7,220,000	8,452,237
New York State
Series A 5.00% 2/15/28	5,000,000	5,908,200
North Carolina State Public Improvement
Series A 5.00% 5/1/22	2,625,000	3,157,875
Oregon State
Series L 5.00% 5/1/26	6,000,000	6,982,560

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
Pennsylvania State
Second Series 5.00% 7/1/20	2,300,000	$2,746,292
State of Tennessee
Series A 4.00% 8/1/17	2,355,000	2,592,949
State of Washington
(Various Purposes)
Series A 5.00% 7/1/16	1,000,000	1,086,990
Series R - 2010A 5.00% 1/1/17	1,310,000	1,448,677
State of Washington Motor Vehicle Fuel Tax
Series B 5.00% 7/1/16	4,250,000	4,619,707
Virginia State
Series B 5.00% 6/1/23	2,000,000	2,303,860
Series D 5.00% 6/1/19	5,715,000	6,772,504

		132,429,249

Transportation Revenue Bonds – 15.57%
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	2,000,000	2,306,700
Chicago, Illinois O’Hare International Airport Revenue
General-Airport-Third Lien
Series C 5.25% 1/1/28	2,150,000	2,376,309
Dallas-Fort Worth, Texas International Airport Revenue
Series A 5.00% 11/1/22	680,000	746,001
Florida’s Turnpike Enterprise
Series B 5.00% 7/1/16	800,000	868,512
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,166,860
5.00% 7/1/26	3,000,000	3,483,090
Idaho Housing & Finance Association Grant Revenue
(Antic Federal Highway Transportation) Series A
5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,148,801
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29	5,195,000	6,189,998
Maryland State Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.375% 6/1/25	2,535,000	2,770,324
Memphis-Shelby County, Tennessee Airport Authority Revenue
Series D 5.00% 7/1/24	4,110,000	4,729,829
Metropolitan, New York Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	2,860,000	3,485,711
Series A 5.00% 11/15/18	2,500,000	2,912,475

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Metropolitan, Washington Airports Authority
Series B 5.00% 10/1/16 (AMT)	1,035,000	$1,132,104
Minneapolis - St. Paul, Minnesota Metropolitan Airports Commission
Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,489,900
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	7,265,000	8,480,289
Series J 5.00% 1/1/27	5,705,000	6,768,583
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/20	3,925,000	4,504,251
Series E-3 5.75% 1/1/38 •	3,750,000	4,002,150
(Special Projects System) Series A 5.00% 9/1/17	1,000,000	1,129,630
Pennsylvania State Turnpike Commission Revenue
Series A 5.25% 12/1/20 (AMBAC)	1,230,000	1,245,965
Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,091,990
Phoenix, Arizona Civic Improvement Corporation Airport Revenue
(Junior Lien) Series A 5.00% 7/1/26	7,500,000	8,620,275
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.50% 12/1/28	8,300,000	8,836,346
Sacramento County, California Airport System Revenue
5.00% 7/1/24	1,425,000	1,654,781
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,314,617
San Francisco, California City & County Airports Commission
Series D 5.00% 5/1/25	2,000,000	2,355,040
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1 6.125% 7/1/24	3,780,000	4,458,926
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,511,965
(Mobility Partners)
7.00% 12/31/38 (AMT)	3,750,000	4,632,113
7.50% 12/31/31	3,765,000	4,610,092
Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	1,720,000	1,958,856

		114,982,483

Water & Sewer Revenue Bonds – 4.89%
Arizona State Water Infrastructure Finance Authority Revenue
(Water Quality)
Series A 5.00% 10/1/20	1,500,000	1,808,250

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
Arizona State Water Infrastructure Finance Authority Revenue
(Water Quality)
Series A 5.00% 10/1/21	2,430,000	$2,807,938
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25	2,925,000	3,569,524
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,456,270
Metropolitan Water Reclamation District of Greater Chicago
(Capital Improvement) Series C 5.00% 12/1/16	580,000	639,102
New York City, New York Municipal Water Finance Authority Water & Sewer System
5.00% 6/15/21 (AMBAC)	1,180,000	1,197,039
New York State Environmental Facilities Corporation Revenue
(State Clean Water & Drinking Water Revolving Foundation)
Series A 5.00% 6/15/22	1,405,000	1,620,864
Series D 5.00% 9/15/23	3,360,000	3,789,374
Portland, Oregon Sewer System Revenue (First Lien)
Series A 5.00% 6/15/18	4,000,000	4,637,440
Sacramento, California Water Revenue
5.00% 9/1/26	3,160,000	3,808,116
San Francisco, California City & County Public Utilities Commission
Series A 5.00% 11/1/27	7,430,000	8,802,098

		36,136,015

Total Municipal Bonds (cost $671,395,148)		723,991,115

Short-Term Investments – 1.05%

Variable Rate Demand Notes – 1.05%¤
California Statewide Communities Development Authority
(John Muir Health) Series C
0.02% 8/15/27 (LOC - Wells Fargo Bank, N.A.)	1,000,000	1,000,000
Gulf Coast, Texas Industrial Development Authority (Exxon Mobil project)
0.01% 11/1/41	4,000,000	4,000,000

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

Short-Term Investments (continued)

Variable Rate Demand Notes¤ (continued)
Minneapolis-St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-1
0.01% 11/15/35 (LOC - JPMorgan Chase Bank, N.A.)	2,750,000	$2,750,000

Total Short-Term Investments (cost $7,750,000)		7,750,000

Total Value of Securities – 99.08% (cost $679,145,148)		$731,741,115

@	Illiquid security. At Aug. 31, 2014, the aggregate value of illiquid securities was $947,060, which represents 0.13% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Aug. 31, 2014. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware National High-Yield Municipal Bond Fund	August 31, 2014

	Principal amount°	Value (U.S. $)

Municipal Bonds – 96.48%

Corporate Revenue Bonds – 18.72%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(Environmental Improvement - U.S. Steel Corp. Project)
5.75% 8/1/42 (AMT)	6,520,000	$6,592,372
6.875% 5/1/30	300,000	336,717
Buckeye, Ohio Tobacco Settlement Financing Authority
Series A-2 5.875% 6/1/47	6,890,000	5,521,026
Series A-2 6.50% 6/1/47	8,405,000	7,230,569
California Pollution Control Financing Authority Revenue
(Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,257,700
California State Enterprise Development Authority Revenue
(Sunpower Corp.- Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,154,550
Capital Trust Agency, Florida Revenue
(Million Air One) 7.75% 1/1/41 (AMT)	1,700,000	1,772,420
City of Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,254,927
Cloquet, Minnesota Pollution Control Revenue
(Potlatch Corp. Project) 5.90% 10/1/26	3,605,000	3,607,884
Columbus County, North Carolina Industrial Facilities & Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,110,880
County of Nez Perce, Idaho
(Potlatch Project) 6.00% 10/1/24	1,285,000	1,286,041
Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority
Exempt Facilities (National Gypsum Co. Project)
5.75% 8/1/35 (AMT)	1,510,000	1,512,688
Gloucester County, New Jersey Pollution Control Financing Authority
(Keystone Urban Renewal) Series A
5.00% 12/1/24 (AMT)	1,430,000	1,587,243
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Senior Notes)
Series A-1 5.125% 6/1/47	5,000,000	3,743,600
Series A-1 5.75% 6/1/47	8,580,000	7,048,727
Houston, Texas Airport System Revenue
(Continental Airlines) Series A 6.625% 7/15/38 (AMT)	2,000,000	2,250,140
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,179,957
Illinois Railsplitter Tobacco Settlement Authority
5.50% 6/1/23	2,010,000	2,363,619
6.00% 6/1/28	1,455,000	1,714,688
6.25% 6/1/24	2,635,000	2,885,641

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	$3,465,810
Louisiana Public Facilities Authority
(LA Pellets Inc. Project) Series A 8.375% 7/1/39 (AMT)	3,500,000	3,543,925
Maryland Economic Development Corporation Facilities Revenue
(CNX Marine Terminals Inc.) 5.75% 9/1/25	5,875,000	6,480,007
Michigan Tobacco Settlement Financing Authority Revenue Asset-Backed
Series A 6.00% 6/1/48	555,000	440,581
M-S-R Energy Authority, California Gas Revenue
Series A 6.50% 11/1/39	2,500,000	3,378,425
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Inc. Project)
5.25% 9/15/29 (AMT)	4,000,000	4,186,080
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,372,070
New York City, New York Industrial Development Agency Special Facilities Revenue
(American Airlines - JFK International Airport)
7.50% 8/1/16	100,000	105,387
7.75% 8/1/31 (AMT)•	1,000,000	1,104,380
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	1,000,090
New York Liberty Development Corporation Revenue
(Second Priority - Bank of America Tower) Class 3 6.375% 7/15/49	2,000,000	2,259,680
Ohio State Water Development Authority
(First Energy Nuclear Generation) Series B 4.00% 12/1/33 •	5,000,000	5,306,800
Pima County, Arizona Industrial Development Authority Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	500,000	540,190
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,031,880
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	3,000,000	3,426,540
5.25% 12/1/27	2,235,000	2,675,787
5.25% 12/1/28	1,050,000	1,237,939
5.50% 12/1/29	765,000	912,500

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Sweetwater County, Wyoming Solid Waste Disposal Revenue
(FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	$1,021,250
Texas Municipal Gas Acquisition & Supply Corp I
(Senior Lien) Series D 6.25% 12/15/26	4,460,000	5,534,949
Tobacco Settlement Financing Corporation, Louisiana Asset-Backed Note
Series A 5.25% 5/15/35	2,540,000	2,729,458
Tobacco Settlement Financing Corporation, New Jersey
Series 1A 5.00% 6/1/41	7,030,000	5,331,201
Town of Shoals Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,800,971
TSASC, New York Revenue (Asset-Backed)
Series 1 5.125% 6/1/42	485,000	387,757
Tulsa, Oklahoma Municipal Airport Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,096,040

		123,781,086

Education Revenue Bonds – 16.80%
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,133,090
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	1,215,000	1,287,779
Buffalo & Erie County, New York Industrial Land Development Corporation Revenue
(Medaille College Project) 5.25% 4/1/35	1,885,000	1,974,273
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B 7.75% 4/1/31	1,000,000	1,179,750
(Partnership Uplift Community Project) Series A 5.25% 8/1/42	1,700,000	1,760,758
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,300,263
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,800,540
California School Finance Authority
(New Designs Charter School) Series A 5.50% 6/1/42	2,750,000	2,658,645
California State University
(Systemwide) Series A 5.00% 11/1/17	4,570,000	5,216,609
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,216,536
California Statewide Communities Development Authority Revenue
(Aspire Public Schools Project) 6.00% 7/1/40	995,000	1,021,746
(California Baptist University Project) 7.50% 11/1/41	1,000,000	1,175,370

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(California Baptist University Project)
Series A 5.50% 11/1/38	2,000,000	$2,047,680
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue
(CDFI Phase I, LLC Project) Series A 5.125% 10/1/35	1,000,000	1,008,860
(CDFI Phase I, LLC Project) Subordinate Series B 6.00% 10/1/35	1,500,000	1,520,700
Clifton, Texas Higher Education Finance Corporation Revenue
(Idea Public Schools) 5.75% 8/1/41	1,000,000	1,111,760
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,138,250
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Community Leadership Academy) 7.45% 8/1/48	2,000,000	2,322,000
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	516,555
County of Kanawha West Virginia
(West Virginia University Foundation Project) 6.75% 7/1/45	2,500,000	2,765,050
District of Columbia Revenue
(KIPP Charter School) 6.00% 7/1/48	1,450,000	1,647,099
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties) 5.00% 10/1/35	2,500,000	2,572,900
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services Income - Student Housing Project) 5.00% 7/1/30	1,000,000	1,064,090
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue
(Riverside Military Academy Project)
5.125% 3/1/27	2,800,000	2,713,312
5.125% 3/1/37	2,000,000	1,815,200
Hawaii State Department of Budget & Finance
(Hawaii University) Series A 6.875% 7/1/43	2,000,000	2,168,060
Henderson Public Improvement Trust
(Touro College & University System) 5.50% 1/1/44	2,000,000	2,177,460
Idaho Housing & Finance Association
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	466,006
Series B 10.002% 7/1/49 ^	2,888,155	147,151

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Illinois Finance Authority Charter School Revenue
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	$1,166,010
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,081,400
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project) 6.875% 10/1/43	1,000,000	1,167,740
Indiana State Finance Authority Revenue Educational Facilities
(Drexel Foundation - Thea Bowman Academy Charter School) Series A 7.00% 10/1/39	1,000,000	1,028,460
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project) 8.00% 12/15/41	1,500,000	1,667,445
(Southwest Louisiana Charter Academy Foundation Project) Series A 8.375% 12/15/43	2,500,000	2,700,025
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	2,845,000	2,934,390
Maryland State Economic Development Corporation Student Housing Revenue
(University of Maryland College Park Projects) 5.75% 6/1/33	1,130,000	1,218,479
Maryland State Health & Higher Educational Facilities Authority Revenue
(Patterson Park Public Charter School) Series A 6.125% 7/1/45	1,000,000	1,043,820
Massachusetts Health & Educational Facilities Authority Revenue
(Springfield College) 5.625% 10/15/40	1,000,000	1,080,140
Massachusetts State Development Finance Agency Revenue
(Harvard University) Series B-1 5.00% 10/15/20	1,510,000	1,831,026
Michigan Finance Authority Limited Obligation Revenue
(Public School Academy) (Old Redford) Series A 6.50% 12/1/40	900,000	913,248
(Public School Academy) (University Learning) 7.50% 11/1/40	1,000,000	1,096,320
(Public School Academy) (Voyageur) 8.00% 7/15/41	1,250,000	1,220,200
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	1,013,118
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	1,027,920

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	1,500,000	$1,659,045
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,338,413
New York State Dormitory Authority
(Touro College & University System) Series A 5.50% 1/1/44	2,875,000	3,184,523
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,242,632
Oregon State Facilities Authority Revenue
(Concordia University Project)
Series A 144A 6.125% 9/1/30 #	900,000	958,293
Series A 144A 6.375% 9/1/40 #	500,000	539,100
Pennsylvania State Higher Educational Facilities Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30	1,300,000	1,388,075
(Edinboro University) 6.00% 7/1/42	1,000,000	1,043,430
(Foundation Indiana University) Series A 0.807% 7/1/39
(SGI)•	2,400,000	1,877,688
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(1st Philadelphia Preparatory) 7.25% 6/15/43	1,230,000	1,344,378
(Discovery Charter School Project)
5.875% 4/1/32	450,000	469,539
6.25% 4/1/37	200,000	211,990
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,078,910
(Green Woods Charter School) Series A 5.75% 6/15/42	1,600,000	1,591,056
(New Foundation Charter School Project) 6.625% 12/15/41	1,000,000	1,089,470
(Tacony Academy Charter School Project) 7.00% 6/15/43	1,540,000	1,682,358
Phoenix, Arizona Industrial Development Authority Revenue
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,025,480
5.625% 9/1/42	600,000	617,316
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	450,000	402,714
(Legacy Traditional Schools Project) Series A 144A 6.75% 7/1/44 #	1,500,000	1,683,915
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,130,060

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Pima County, Arizona Industrial Development Authority Revenue
(Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	$1,884,780
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	1,060,436
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	810,000	794,456
San Juan, Texas Higher Education Finance Authority Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40	2,000,000	2,336,020
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,393,922
Wisconsin Public Finance Authority Revenue
(Roseman University Health Sciences Project) 5.75% 4/1/42	2,000,000	2,132,660
Wyoming Community Development Authority Student Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,134,120
Yonkers, New York Economic Development Corporation Education Revenue
(Charter School Educational Excellence) 6.25% 10/15/40	595,000	628,980

		111,040,992

Electric Revenue Bonds – 0.30%
Southern Minnesota Municipal Power Agency
Series A 5.25% 1/1/17 (AMBAC)	750,000	833,197
State of California Department of Water Resources
Series L 5.00% 5/1/17	1,045,000	1,171,497

		2,004,694

Healthcare Revenue Bonds – 25.69%
Abag, California Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,864,187
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,182,960
Series A 8.00% 10/1/46	1,500,000	1,773,150
Apple Valley, Minnesota Economic Development Authority Health Care Revenue
(Augustana Home St. Paul Project) Series A 6.00% 1/1/40	1,000,000	1,010,520

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Bexar County, Texas Health Facilities Development Corporation Revenue
(Army Retirement Residence Project) 5.875% 7/1/30	1,000,000	$1,077,290
Brevard County, Florida Health Facilities Authority Revenue
(Health First Inc. Project) 7.00% 4/1/39	3,500,000	4,068,190
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	900,000	1,073,160
California Municipal Finance Authority Revenue
(Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	1,073,840
California Statewide Communities Development Authority Revenue
(BE Group) 7.25% 11/15/41	500,000	579,790
Camden County, New Jersey Improvement Authority Revenue
(Cooper Health System Obligation Group) 5.75% 2/15/42	2,500,000	2,758,525
Chesterfield County, Virginia Economic Development Authority Revenue
(1st Mortgage - Brandermill Woods Project) 5.125% 1/1/43	1,140,000	1,160,326
City of Rochester Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,773,300
City of Westminster, Maryland
(Lutheran Village Millers Grant)
6.00% 7/1/34	800,000	806,424
Series A 5.00% 7/1/24	1,700,000	1,695,971
Series A 6.125% 7/1/39	750,000	749,925
Series A 6.25% 7/1/44	2,000,000	2,012,920
City of Wichita, Kansas
(Presbyterian Manors)
Series IV-A 5.625% 5/15/44	1,645,000	1,665,349
Series IV-A 5.625% 5/15/49	1,450,000	1,464,427
Cleveland - Cuyahoga County, Ohio Port Authority Revenue Senior Housing
(St. Clarence - Geac) Series A 6.25% 5/1/38	1,000,000	1,000,040
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	2,936,525
(Christian Living Community Project) Series A 5.75% 1/1/37	1,990,000	2,030,099
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	557,305
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	1,110,570

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	$1,622,736
(Diakon Lutheran Ministries Project)
5.00% 1/1/36	1,000,000	1,020,490
6.375% 1/1/39	1,000,000	1,095,760
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,034,710
Series A 5.25% 9/1/29	500,000	534,100
Series A 5.25% 9/1/44	2,000,000	2,072,460
Duluth, Minnesota Economic Development Authority Revenue
(St. Luke’s Hospital Authority Obligation Group) 5.75% 6/15/32	3,750,000	4,074,263
East Rochester, New York Housing Authority Revenue
(Senior Living - Woodland Village Project) 5.50% 8/1/33	1,200,000	1,197,144
Florida Development Finance
(UF Health - Jacksonville Project) Series A 6.00% 2/1/33	2,375,000	2,585,164
Hanover County, Virginia Economic Development Authority Residential Care Revenue
(Covenant Woods) Series A 5.00% 7/1/42	1,735,000	1,747,197
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40	1,250,000	1,361,637
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue
(15 Craigside Project) Series A 9.00% 11/15/44	1,000,000	1,186,430
(Hawaii Pacific Health Obligation) Series A 5.50% 7/1/43	2,990,000	3,393,650
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,083,780
Illinois Finance Authority Revenue
(Admiral at Lake Project) 8.00% 5/15/46	1,500,000	1,568,655
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,741,380
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,247,480
(Silver Cross & Medical Centers) 7.00% 8/15/44	3,565,000	4,125,168
Indiana Finance Authority Revenue
(King’s Daughters Hospital & Health)
5.50% 8/15/40	1,000,000	1,047,700
5.50% 8/15/45	1,000,000	1,046,970
(Marquette Project) 5.00% 3/1/39	1,250,000	1,297,500
Iowa Finance Authority
(Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,513,525

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Kentucky Economic Development Finance Authority Hospital Revenue
(Owensboro Medical Health System) Series A 6.50% 3/1/45	4,965,000	$5,679,414
Kentwood, Michigan Economic Development Corporation Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,283,087
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41	1,750,000	1,932,385
Lake County, Florida Individual Development Revenue
(Cranes View Lodge project) Series A 7.125% 11/1/42	3,000,000	3,019,500
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	760,895
Lebanon County, Pennsylvania Health Facilities Authority Center Revenue
(Pleasant View Retirement) Series A 5.30% 12/15/26	1,000,000	1,002,670
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	1,705,000	2,001,789
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,093,520
Lucas County, Ohio Improvement
(Lutheran Homes) Series A 7.00% 11/1/45	3,750,000	4,147,950
Maine Health & Higher Educational Facilities Authority Revenue
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,881,781
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,083,330
Maryland State Health & Higher Educational Facilities Authority Revenue
(Doctors Community Hospital) 5.75% 7/1/38	1,730,000	1,800,636
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	2,820,373
Missouri State Health & Educational Facilities Authority Revenue
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,106,290
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Meeting - Whitemarsh Continuing Care) 6.25% 2/1/35	2,500,000	2,521,050
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,529,675

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
New Jersey Economic Development Authority
(Lions Gate Project) 5.25% 1/1/44	2,000,000	$2,040,540
New Jersey Health Care Facilities Financing Authority Revenue
(Barnabas Health Services)
Series A 4.00% 7/1/26	980,000	1,033,949
Series A 5.00% 7/1/25	170,000	193,589
(St. Joseph’s Healthcare System) 6.625% 7/1/38	860,000	937,624
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,937,222
(Trinitas Hospital Obligation Group) Series A 5.25% 7/1/30	1,240,000	1,288,224
New York State Dormitory Authority Revenue Non State Supported Debt
(Orange Regional Medical Center) 6.25% 12/1/37	5,000,000	5,273,650
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,575,222
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	1,007,180
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living) 5.00% 7/1/36	2,000,000	2,038,840
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center)
4.50% 7/1/32	1,000,000	987,860
5.00% 7/1/16	1,000,000	1,045,910
5.00% 7/1/17	1,945,000	2,060,922
5.125% 7/1/31	1,000,000	1,045,410
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	4,000,000	3,857,280
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	285,000	318,932
Series A 7.50% 6/1/49	1,420,000	1,594,702
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23	1,100,000	1,242,098
Public Finance Authority, Wisconsin
(Rose Villa Project) Series A 5.75% 11/15/44	2,000,000	2,036,140
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Inc.) 6.00% 5/15/47	1,500,000	1,595,520
San Buenaventura, California Revenue
7.50% 12/1/41	4,475,000	5,241,567

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
South Carolina Jobs - Economic Development Authority Hospital Revenue
(Palmetto Health) 5.75% 8/1/39	915,000	$996,527
Southwestern Illinois Development Authority Revenue
(Memorial Group Inc.)
7.125% 11/1/30	1,420,000	1,592,260
7.125% 11/1/43	2,500,000	2,736,500
St. Johns County, Florida Industrial Development Authority Revenue
(Presbyterian Retirement) Series A 5.875% 8/1/40	1,000,000	1,085,340
St. Louis Park, Minnesota Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39	500,000	553,170
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue
(Health East Project) 6.00% 11/15/30	2,000,000	2,098,260
Suffolk County, New York Economic Development Corporation Revenue
(Peconic Landing Southland) 6.00% 12/1/40	575,000	633,702
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	532,515
Travis County, Texas Health Facilities Development Corporation Revenue
(Westminister Manor Project) 7.125% 11/1/40	1,000,000	1,132,250
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39	1,500,000	1,721,325
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,140,722
Washington State Health Care Facilities Authority Revenue
(Multicare Health System) Series B
6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,440,000
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	270,000	292,299
Series A 5.75% 11/1/39	600,000	650,658
Series A 6.00% 5/1/47	920,000	1,006,600
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41	3,000,000	3,202,440
Winchester, Virginia Industrial Development Authority Residential Care Facility Revenue
(Westminster-Canterbury Project) Series A 5.30% 1/1/35	1,000,000	1,003,560

		169,857,546

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds – 1.76%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Affordable Housing) Senior Series A 5.25% 8/15/39	1,200,000	$1,307,292
(Caritas Projects)
Senior Series A 5.50% 8/15/47	1,500,000	1,624,935
Senior Series A 6.40% 8/15/45	1,800,000	2,005,380
City of Williston North Dakota
(Eagle Crest Apartments LLC Project) 7.75% 9/1/38	2,515,000	2,647,993
Independent Cities Finance Authority
Series A 5.25% 5/15/44	750,000	809,430
Series A 5.25% 5/15/49	3,000,000	3,222,360

		11,617,390

Lease Revenue Bonds – 4.40%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
Series A 6.625% 1/1/32	500,000	532,925
Series A 6.875% 1/1/42	1,500,000	1,600,650
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	1,968,337
Capital Trust Agency, Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	920,000	1,015,524
District of Columbia Revenue
(Center of Strategic & International Studies) 6.625% 3/1/41	2,235,000	2,424,260
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	3,775,000	3,756,503
(Senior Obligation Group) 5.00% 7/1/42 (AMT)	4,000,000	4,088,200
Tobacco Settlement Financing Authority Revenue, New York
(Revenue Asset Backed) Series B 5.00% 6/1/21	3,860,000	4,162,971
Virginia Public Building Authority
Series B 5.00% 8/1/20	6,970,000	8,359,051
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,188,680

		29,097,101

Local General Obligation Bonds – 2.85%
City of New York, New York
Series E 5.00% 8/1/20	3,615,000	4,307,923
Series J 5.00% 8/1/17	3,625,000	4,087,224

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
County of Arlington, Virginia
Series D 5.00% 8/1/17	1,375,000	$1,553,764
County of Prince George’s, Maryland
(Consolidated Public Improvement) Series C 5.00% 8/1/17	1,775,000	2,005,768
(Construction Public Improvement) Series B 5.00% 9/15/20	3,190,000	3,862,931
Ramsey County, Minnesota Capital Improvement Plan
Series A 5.00% 2/1/20	2,530,000	3,030,105

		18,847,715

Pre-Refunded Bonds – 0.43%
Lancaster Redevelopment Agency, California
(Redevelopment Project) 6.875% 8/1/39-19§	285,000	364,008
Maryland State & Local Facilities Loan Capital Improvement
Second Series 5.00% 8/1/17-16§	1,070,000	1,167,905
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B 7.50% 12/1/32-19§	1,000,000	1,302,470

		2,834,383

Resource Recovery Revenue Bonds – 1.24%
Mission Economic Development Corporation, Texas Revenue
(Dallas Clean Energy McCommas)
6.875% 12/1/24 (AMT)	1,000,000	1,054,430
Orange County, Florida Industrial Development Authority
(Vitag Florida LLC Project) 144A 8.00% 7/1/36 (AMT)#	3,500,000	3,465,210
Phoenix, Arizona Industrial Development Authority Revenue
(Vieste SPE LLC) Series A 5.50% 4/1/43 (AMT)	3,550,000	3,688,876

		8,208,516

Special Tax Revenue Bonds – 9.37%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
Series A 5.00% 5/1/42	1,475,000	1,541,788
Anne Arundel County, Maryland Special Obligation Revenue
(National Business Park - North Project) 6.10% 7/1/40	1,725,000	1,847,303
Baltimore, Maryland Convention Center Hotel Revenue Subordinated
Series B 5.875% 9/1/39	1,000,000	1,013,550

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Brooklyn Arena Local Development, New York Pilot Revenue
(Barclays Center Project)
6.25% 7/15/40	5,500,000	$6,226,660
6.50% 7/15/30	1,175,000	1,363,047
California Statewide Communities Development Authority Revenue
(Inland Regional Center Project) 5.375% 12/1/37	6,220,000	6,498,531
County of Howard, Maryland
(Annapolis Junction Town Center Project)
5.80% 2/15/34	725,000	778,882
6.10% 2/15/44	1,420,000	1,527,707
Dutchess County, New York Local Development Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	2,000,000	2,090,440
Farms New Kent, Virginia Community Development Authority Special Assessment
Series C 5.80% 3/1/36 @‡	1,000,000	532,940
Henderson, Nevada Local Improvement Districts No. T-18
5.30% 9/1/35	470,000	392,229
Lancaster Redevelopment Agency, California
(Redevelopment Project) 6.875% 8/1/39	215,000	250,660
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	1,250,000	1,276,737
Mosaic District, Virginia Community Development Authority Revenue
Series A 6.875% 3/1/36	1,500,000	1,731,930
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31 #	2,940,000	3,187,607
5.90% 3/1/30	2,000,000	2,183,540
New Jersey Transportation Trust Fund Authority
(Transportation Systems) Series B
5.50% 12/15/16 (NATL-RE)	2,500,000	2,776,300
New Mexico Finance Authority
(Senior Lien) 4.00% 6/15/16	500,000	533,280
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium)
5.00% 1/1/22 (AMBAC)	1,000,000	1,039,180
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,220,460
New York City, New York Industrial Development Agency Civic Facility Revenue
(YMCA of Greater New York Project) 5.00% 8/1/36	1,870,000	1,906,110

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Sub - Future Tax Secured - Fiscal) Series A-1 5.00% 11/1/19	1,525,000	$1,812,295
New York State Dormitory Authority
(Unrefunded - General Purpose) Series E 5.00% 2/15/17	1,000,000	1,111,570
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36	1,000,000	1,189,660
Northampton County, Pennsylvania Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,770,000	2,995,755
Overland Park, Kansas Special Obligation Revenue
(Prairiefire-Lionsgate Project) 6.00% 12/15/32	3,000,000	2,966,880
Regional Transportation, Colorado District Revenue
(Denver Transit Partners) 6.00% 1/15/41	1,000,000	1,117,930
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,202,484
Roseville Westpark, California Community Facilities District No. 1
(Public Facilities) 5.25% 9/1/37	600,000	608,250
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
(Shoppes at North Village Project)
Series A 5.375% 11/1/24 @	1,000,000	1,000,350
Series A 5.50% 11/1/27 @	500,000	500,105
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,267,056
State of Nevada
5.00% 6/1/17	1,955,000	2,194,097
Texas Public Finance Authority
(Assessment - Unemployment Compensation)
5.00% 1/1/17	2,510,000	2,778,193
Winter Garden Village at Fowler Groves Community Development District, Florida Special Assessment Revenue
5.65% 5/1/37	895,000	913,508

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Capital Appreciation) Sales Tax Subordinate Lien 6.07% 6/1/21 ^
	550,000	$384,648

		61,961,662

State General Obligation Bonds – 2.87%
California State
5.00% 2/1/17	725,000	804,185
State of Connecticut
Series E 5.00% 12/15/17	1,040,000	1,149,398
State of Hawaii
Series EH 5.00% 8/1/20	5,000,000	6,021,600
State of Maryland
(State & Local Facilities Loan - 1st Series) 5.00% 8/1/20	6,000,000	7,250,940
State of New York
Series A 5.25% 2/15/24	2,000,000	2,447,120
State of Washington
(Various Purposes) Series R-2010A 5.00% 1/1/17	1,140,000	1,260,680

		18,933,923

Transportation Revenue Bonds – 9.18%
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	1,890,000	2,148,382
Subordinate Lien 6.75% 1/1/41	1,000,000	1,175,500
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	5,703,600
Series A 6.00% 1/15/49	5,440,000	6,266,064
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,138,040
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	3,000,000	3,417,720
Series A 6.00% 7/1/53	1,290,000	1,483,990
Maryland State Economic Development Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	1,400,000	1,504,272
Metropolitan Washington D.C. Airports Authority
Series B 5.00% 10/1/16 (AMT)	900,000	984,438
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	2,765,000	3,227,529
North Texas Tollway Authority
(Toll 2nd Tier) Series F 5.75% 1/1/38	7,000,000	7,803,880
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.00% 12/1/42	1,970,000	2,282,777

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	$1,136,750
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,154,300
San Francisco, California City & County Airports Commission
Series A 5.50% 5/1/27 (AMT)	1,915,000	2,154,356
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1 6.625% 7/1/34	1,090,000	1,261,893
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	8,442,700
7.50% 6/30/33	500,000	622,340
(NTE Mobility)
6.75% 6/30/43	1,905,000	2,297,087
6.875% 12/31/39	4,055,000	4,802,742
7.00% 12/31/38	1,335,000	1,649,032

		60,657,392

Water & Sewer Revenue Bonds – 2.87%
County of Jefferson, Alabama Sewer Revenue
(Senior Lien - Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,749,250
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	8,500,000	9,740,660
Series D 7.00% 10/1/51	5,000,000	5,937,850
Metropolitan Water Reclamation District of Greater Chicago, Illinois
(Capital Improvement) Series C 5.00% 12/1/16	500,000	550,950

		18,978,710

Total Municipal Bonds (cost $597,864,027)		637,821,110

Short-Term Investments – 2.20%

Variable Rate Demand Notes – 2.20%¤
Arizona Health Facilities Authority (Health Care - Southwest Health)
0.05% 12/1/24 (LOC - JPMorgan Chase Bank N.A.)	300,000	300,000
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board)
0.02% 12/1/35 (LOC - TD Bank N.A.)	500,000	500,000
Illinois Finance Authority (University of Chicago Medical Center) Series B
0.01% 8/1/44 (LOC - Wells Fargo Bank N.A.)	3,100,000	3,100,000

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Variable Rate Demand Notes¤ (continued)
Lancaster County, Pennsylvania Hospital Authority Revenue (Masonic Homes Project) Series D
0.01% 7/1/34 (LOC - JP Morgan Chase Bank N.A.)	2,250,000	$2,250,000
Minneapolis-St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-1
0.01% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	4,000,000	4,000,000
(Allina Health System) Series B-2
0.01% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	500,000	500,000
New Jersey Health Care Facilities Financing Authority
(Virtua Health) Series B
0.01% 7/1/43 (LOC - JPMorgan Chase Bank N.A.)	250,000	250,000
St. Paul, Minnesota Housing & Redevelopment Authority
(Minnesota Public Radio Project)
0.04% 5/1/22 (LOC - JPMorgan Chase Bank N.A.)	425,000	425,000
Tarrant County, Texas Cultural Education Facilities Finance
(Methodist Hospitals Dallas)
0.01% 10/1/41 (LOC - JPMorgan Chase Bank N.A.)	3,250,000	3,250,000

Total Short-Term Investments (cost $14,575,000)		14,575,000

Total Value of Securities – 98.68% (cost $612,439,027)		$652,396,110

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2014, the aggregate value of Rule 144A securities was $15,608,380 which represented 2.36% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

@	Illiquid security. At Aug. 31, 2014, the aggregate value of illiquid securities was $2,033,395, which represented 0.31% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

—	Variable rate security. The rate shown is the rate as of Aug. 31, 2014. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Corporation

AMBAC – Insured by the AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by the Assured Guaranty Corporation

CDFI – Community Development Financial Institutions

LOC – Letter of Credit

NATL-RE – Insured by National Public Finance Guarantee Corporation

SGI – Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

August 31, 2014

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$543,081,580	$723,991,115	$637,821,110
Short-term investments, at value[2]	5,800,000	7,750,000	14,575,000
Cash	134,389	—	2,258,745
Interest receivable	6,948,628	8,464,772	8,402,493
Receivable for fund shares sold	134,558	3,431,529	4,680,865
Receivable for securities sold	—	300,000	459,816

Total assets	556,099,155	743,937,416	668,198,029

Liabilities:
Cash overdraft	—	383,826	—
Distribution payable	481,157	496,853	644,744
Payable for fund shares redeemed	191,395	916,371	696,015
Payable for securities purchased	—	2,972,423	5,208,201
Investment management fees payable	164,246	251,427	185,463
Other accrued expenses	153,126	236,543	175,703
Distribution fees payable	128,955	79,410	103,252
Other affiliates payable	31,443	57,651	73,471
Trustees’ fees and expenses payable	2,852	3,777	3,282

Total liabilities	1,153,174	5,398,281	7,090,131

Total Net Assets	$554,945,981	$738,539,135	$661,107,898

Net Assets Consist of:
Paid-in capital	$506,348,597	$695,215,927	$636,411,745
Undistributed (distributions in excess of) net investment income	66,896	16,249	(4,103)
Accumulated net realized loss on investments	(2,736,257)	(9,289,008)	(15,256,827)
Net unrealized appreciation of investments	51,266,745	52,595,967	39,957,083

Total Net Assets	$554,945,981	$738,539,135	$661,107,898

Statements of assets and liabilities

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund

Net Asset Value
Class A:
Net assets	$500,589,603	$249,847,719	$204,936,434
Shares of beneficial interest outstanding, unlimited authorization, no par	42,056,031	20,465,057	19,240,641
Net asset value per share	$11.90	$12.21	$10.65
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$12.46	$12.56	$11.15

Class B:
Net assets	$244,277	$5,025	$222,852
Shares of beneficial interest outstanding, unlimited authorization, no par	20,533	412	20,884
Net asset value per share	$11.90	$12.20	$10.67

Class C:
Net assets	$29,523,686	$54,230,934	$71,424,163
Shares of beneficial interest outstanding, unlimited authorization, no par	2,479,814	4,444,458	6,678,093
Net asset value per share	$11.91	$12.20	$10.70

Institutional Class:
Net assets	$24,588,415	$434,455,457	$384,524,449
Shares of beneficial interest outstanding, unlimited authorization, no par	2,050,487	35,244,530	35,768,863
Net asset value per share	$11.99	$12.33	$10.75

[1] Investments, at cost	$491,814,835	$671,395,148	$597,864,027
[2] Short-term investments, at cost	5,800,000	7,750,000	14,575,000

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Year ended August 31, 2014

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund

Investment Income:
Interest	$26,036,295	$27,344,173	$28,108,836

Expenses:
Management fees	3,033,097	3,719,018	2,932,914
Distribution expenses – Class A	1,263,608	879,887	496,244
Distribution expenses – Class B	6,176	78	3,217
Distribution expenses – Class C	303,491	590,387	660,596
Dividend disbursing and transfer agent fees and expenses	455,735	764,241	488,926
Accounting and administration expenses	196,407	267,011	188,243
Registration fees	81,782	108,656	128,307
Legal fees	62,867	81,827	59,898
Reports and statements to shareholders	39,003	49,586	37,725
Audit and tax	38,794	38,794	38,794
Trustees’ fees and expenses	27,564	37,615	26,046
Custodian fees	20,000	27,423	19,337
Other	38,805	51,007	45,407

	5,567,329	6,615,530	5,125,654
Less expenses waived	(873,655)	(599,963)	(741,747)
Less waived distribution expenses – Class A	(20,591)	(360,324)	—
Less waived distribution expenses – Class B	(4,628)	(67)	(2,413)
Less expense paid indirectly	(218)	(189)	(114)

Total operating expenses	4,668,237	5,654,987	4,381,380

Net Investment Income	21,368,058	21,689,186	23,727,456

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(2,078,960)	(3,776,207)	(5,590,268)
Net change in unrealized appreciation (depreciation) of investments	39,021,512	36,532,805	59,226,679

Net Realized and Unrealized Gain	36,942,552	32,756,598	53,636,411

Net Increase in Net Assets Resulting from Operations	$58,310,610	$54,445,784	$77,363,867

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free USA Fund

	Year ended
	8/31/14	8/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$21,368,058	$24,470,380
Net realized gain (loss)	(2,078,960)	650,101
Net change in unrealized appreciation (depreciation)	39,021,512	(56,788,332)

Net increase (decrease) in net assets resulting from operations	58,310,610	(31,667,851)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(19,670,359)	(22,428,163)
Class B	(24,129)	(42,651)
Class C	(946,445)	(1,182,623)
Institutional Class	(727,125)	(878,942)

Net realized gain:
Class A	—	(3,943,079)
Class B	—	(9,580)
Class C	—	(252,231)
Institutional Class	—	(129,211)

	(21,368,058)	(28,866,480)

Capital Share Transactions:
Proceeds from shares sold:
Class A	20,390,965	51,732,093
Class B	8,214	—
Class C	2,172,013	9,662,948
Institutional Class	14,168,723	14,585,085

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	16,447,982	21,200,798
Class B	16,822	35,033
Class C	770,892	1,126,428
Institutional Class	517,623	770,706

	54,493,234	99,113,091

	Year ended
	8/31/14	8/31/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(90,011,611)	$ (102,831,446)
Class B	(837,632)	(736,734)
Class C	(8,946,607)	(10,415,684)
Institutional Class	(8,213,483)	(14,344,638)

	(108,009,333)	(128,328,502)

Decrease in net assets derived from capital share transactions	(53,516,099)	(29,215,411)

Net Decrease in Net Assets	(16,573,547)	(89,749,742)

Net Assets:
Beginning of year	571,519,528	661,269,270

End of year	$554,945,981	$571,519,528

Undistributed (Distributions in excess of) net investment income	$66,896	$(420,690)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free USA Intermediate Fund

	Year ended
	8/31/14	8/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$21,689,186	$24,525,318
Net realized gain (loss)	(3,776,207)	2,103,125
Net change in unrealized appreciation (depreciation)	36,532,805	(53,424,815)

Net increase (decrease) in net assets resulting from operations	54,445,784	(26,796,372)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(9,932,951)	(12,370,714)
Class B	(259)	(1,250)
Class C	(1,190,747)	(1,479,921)
Institutional Class	(10,565,229)	(10,673,419)

	(21,689,186)	(24,525,304)

Capital Share Transactions:
Proceeds from shares sold:
Class A	70,392,418	128,625,350
Class B	7,726	—
Class C	6,506,210	15,000,790
Institutional Class	241,643,570	165,989,432

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	8,569,342	10,926,273
Class B	259	1,193
Class C	1,081,404	1,241,156
Institutional Class	5,135,092	5,524,787

	333,336,021	327,308,981

	Year ended
	8/31/14	8/31/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(236,109,093)	$(187,663,361)
Class B	(40,423)	(26,358)
Class C	(20,809,359)	(22,891,363)
Institutional Class	(186,671,884)	(122,854,259)

	(443,630,759)	(333,435,341)

Decrease in net assets derived from capital share transactions	(110,294,738)	(6,126,360)

Net Decrease in Net Assets	(77,538,140)	(57,448,036)

Net Assets:
Beginning of year	816,077,275	873,525,311

End of year	$738,539,135	$816,077,275

Undistributed net investment income	$16,249	$16,249

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware National High-Yield Municipal Bond Fund

	Year ended
	8/31/14	8/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$23,727,456	$20,925,173
Net realized loss	(5,590,268)	(6,365,278)
Net change in unrealized appreciation (depreciation)	59,226,679	(51,403,696)

Net increase (decrease) in net assets resulting from operations	77,363,867	(36,843,801)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,727,453)	(10,374,871)
Class B	(14,380)	(24,213)
Class C	(2,413,354)	(2,802,765)
Institutional Class	(12,475,591)	(7,681,237)

	(23,630,778)	(20,883,086)

Capital Share Transactions:
Proceeds from shares sold:
Class A	81,125,605	116,090,432
Class B	29	246
Class C	19,149,673	32,493,321
Institutional Class	287,934,787	204,957,801

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,380,542	8,770,101
Class B	12,400	17,998
Class C	2,089,705	2,333,691
Institutional Class	9,808,355	4,422,902

	407,501,096	369,086,492

	Year ended
	8/31/14	8/31/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(104,346,592)	$(126,538,150)
Class B	(370,127)	(176,390)
Class C	(26,210,505)	(25,438,495)
Institutional Class	(105,787,600)	(147,516,929)

	(236,714,824)	(299,669,964)

Increase in net assets derived from capital share transactions	170,786,272	69,416,528

Net Increase in Net Assets	224,519,361	11,689,641

Net Assets:
Beginning of year	436,588,537	424,898,896

End of year	$661,107,898	$436,588,537

Undistributed (Distributions in excess of) net investment income	$(4,103)	$10,396

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding has been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.140	$12.260	$11.300	$11.630	$10.890

0.445	0.456	0.484	0.503	0.522
0.760	(1.039)	0.959	(0.330)	0.740

1.205	(0.583)	1.443	0.173	1.262

(0.445)	(0.457)	(0.483)	(0.503)	(0.522)
—	(0.080)	—	—	—

(0.445)	(0.537)	(0.483)	(0.503)	(0.522)

$11.900	$11.140	$12.260	$11.300	$11.630

11.02%	(5.02% )	13.01%	1.65%	11.85%

$500,590	$519,986	$604,415	$589,175	$581,931
0.80%	0.80%	0.80%	0.80%	0.80%
0.97%	0.99%	0.93%	0.94%	0.95%
3.88%	3.76%	4.11%	4.52%	4.64%
3.71%	3.57%	3.98%	4.38%	4.49%
34%	40%	52%	49%	32%

Financial highlights

Delaware Tax-Free USA Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding has been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.130	$12.260	$11.290	$11.620	$10.880

0.445	0.392	0.395	0.418	0.437
0.770	(1.049)	0.969	(0.330)	0.740

1.215	(0.657)	1.364	0.088	1.177

(0.445)	(0.393)	(0.394)	(0.418)	(0.437)
—	(0.080)	—	—	—

(0.445)	(0.473)	(0.394)	(0.418)	(0.437)

$11.900	$11.130	$12.260	$11.290	$11.620

11.11%	(5.60% )	12.27%	0.89%	11.01%

$244	$1,017	$1,827	$2,682	$5,373
0.81%	1.34%	1.56%	1.56%	1.56%
1.72%	1.70%	1.69%	1.70%	1.71%
3.87%	3.22%	3.35%	3.76%	3.88%
2.96%	2.86%	3.22%	3.62%	3.73%
34%	40%	52%	49%	32%

Financial highlights

Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding has been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.140	$12.270	$11.300	$11.630	$10.890

0.359	0.364	0.395	0.419	0.437
0.770	(1.048)	0.969	(0.330)	0.740

1.129	(0.684)	1.364	0.089	1.177

(0.359)	(0.366)	(0.394)	(0.419)	(0.437)
—	(0.080)	—	—	—

(0.359)	(0.446)	(0.394)	(0.419)	(0.437)

$11.910	$11.140	$12.270	$11.300	$11.630

10.28%	(5.82% )	12.26%	0.88%	11.00%

$29,524	$33,509	$36,840	$30,552	$30,302
1.56%	1.56%	1.56%	1.56%	1.56%
1.72%	1.70%	1.69%	1.70%	1.71%
3.12%	3.00%	3.35%	3.76%	3.88%
2.96%	2.86%	3.22%	3.62%	3.73%
34%	40%	52%	49%	32%

Financial highlights

Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding has been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.220	$12.360	$11.380	$11.720	$10.890

0.477	0.490	0.517	0.534	0.549
0.770	(1.060)	0.979	(0.340)	0.830

1.247	(0.570)	1.496	0.194	1.379

(0.477)	(0.490)	(0.516)	(0.534)	(0.549)
—	(0.080)	—	—	—

(0.477)	(0.570)	(0.516)	(0.534)	(0.549)

$11.990	$11.220	$12.360	$11.380	$11.720

11.33%	(4.89% )	13.41%	1.83%	12.84%

$24,588	$17,008	$18,187	$9,242	$7,634
0.56%	0.56%	0.56%	0.56%	0.56%
0.72%	0.70%	0.69%	0.70%	0.71%
4.12%	4.00%	4.35%	4.76%	4.88%
3.96%	3.86%	4.22%	4.62%	4.73%
34%	40%	52%	49%	32%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding has been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.690	$12.410	$11.850	$12.110	$11.460

0.342	0.344	0.362	0.381	0.423
0.520	(0.720)	0.560	(0.260)	0.650

0.862	(0.376)	0.922	0.121	1.073

(0.342)	(0.344)	(0.362)	(0.381)	(0.423)

(0.342)	(0.344)	(0.362)	(0.381)	(0.423)

$12.210	$11.690	$12.410	$11.850	$12.110

7.47%	(3.13% )	7.89%	1.10%	9.53%

$249,848	$391,923	$464,540	$444,780	$481,004
0.75%	0.75%	0.75%	0.75%	0.75%
0.93%	0.97%	0.97%	0.98%	1.00%
2.86%	2.79%	2.98%	3.27%	3.59%
2.68%	2.57%	2.76%	3.04%	3.34%
34%	23%	39%	43%	27%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding has been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.680	$12.390	$11.840	$12.100	$11.450

0.340	0.286	0.259	0.282	0.324
0.520	(0.710)	0.550	(0.260)	0.650

0.860	(0.424)	0.809	0.022	0.974

(0.340)	(0.286)	(0.259)	(0.282)	(0.324)

(0.340)	(0.286)	(0.259)	(0.282)	(0.324)

$12.200	$11.680	$12.390	$11.840	$12.100

7.46%	(3.50% )	6.90%	0.25%	8.62%

$5	$37	$65	$249	$511
0.75%	1.22%	1.60%	1.60%	1.60%
1.68%	1.67%	1.67%	1.68%	1.70%
2.86%	2.32%	2.13%	2.42%	2.74%
1.93%	1.87%	2.06%	2.34%	2.64%
34%	23%	39%	43%	27%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding has been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.690	$12.400	$11.850	$12.110	$11.450

0.240	0.239	0.258	0.282	0.323
0.510	(0.710)	0.550	(0.260)	0.660

0.750	(0.471)	0.808	0.022	0.983

(0.240)	(0.239)	(0.258)	(0.282)	(0.323)

(0.240)	(0.239)	(0.258)	(0.282)	(0.323)

$12.200	$11.690	$12.400	$11.850	$12.110

6.48%	(3.87% )	6.89%	0.25%	8.70%

$54,231	$64,904	$75,887	$60,398	$65,343
1.60%	1.60%	1.60%	1.60%	1.60%
1.68%	1.67%	1.67%	1.68%	1.70%
2.01%	1.94%	2.13%	2.42%	2.74%
1.93%	1.87%	2.06%	2.34%	2.64%
34%	23%	39%	43%	27%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding has been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.810	$12.530	$11.970	$12.230	$11.460

0.363	0.366	0.384	0.402	0.424
0.520	(0.720)	0.560	(0.260)	0.770

0.883	(0.354)	0.944	0.142	1.194

(0.363)	(0.366)	(0.384)	(0.402)	(0.424)

(0.363)	(0.366)	(0.384)	(0.402)	(0.424)

$12.330	$11.810	$12.530	$11.970	$12.230

7.58%	(2.92% )	8.00%	1.28%	10.62%

$434,455	$359,213	$333,033	$281,256	$192,026
0.60%	0.60%	0.60%	0.60%	0.60%
0.68%	0.67%	0.67%	0.68%	0.70%
3.01%	2.94%	3.13%	3.42%	3.74%
2.93%	2.87%	3.06%	3.34%	3.64%
34%	23%	39%	43%	27%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding has been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$9.640	$10.750	$9.620	$10.090	$8.920

0.447	0.449	0.496	0.479	0.513
1.008	(1.110)	1.127	(0.474)	1.169

1.455	(0.661)	1.623	0.005	1.682

(0.445)	(0.449)	(0.493)	(0.475)	(0.512)

(0.445)	(0.449)	(0.493)	(0.475)	(0.512)

$10.650	$9.640	$10.750	$9.620	$10.090

15.42%	(6.47% )	17.28%	0.23%	19.29%

$204,936	$200,988	$228,829	$140,629	$139,628
0.85%	0.85%	0.85%	0.85%	0.85%
0.99%	0.99%	0.99%	1.01%	1.04%
4.38%	4.18%	4.83%	5.03%	5.24%
4.24%	4.04%	4.69%	4.87%	5.05%
31%	46%	34%	57%	37%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding has been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$9.660	$10.770	$9.640	$10.110	$8.940

0.448	0.375	0.421	0.408	0.442
1.008	(1.110)	1.127	(0.474)	1.169

1.456	(0.735)	1.548	(0.066)	1.611

(0.446)	(0.375)	(0.418)	(0.404)	(0.441)

(0.446)	(0.375)	(0.418)	(0.404)	(0.441)

$10.670	$9.660	$10.770	$9.640	$10.110

15.40%	(7.10% )	16.39%	(0.51% )	18.37%

$223	$550	$775	$768	$1,118
0.85%	1.55%	1.60%	1.60%	1.60%
1.74%	1.74%	1.74%	1.76%	1.79%
4.38%	3.48%	4.08%	4.28%	4.49%
3.49%	3.29%	3.94%	4.12%	4.30%
31%	46%	34%	57%	37%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding has been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$9.680	$10.800	$9.660	$10.130	$8.960

0.373	0.370	0.422	0.409	0.442
1.018	(1.120)	1.137	(0.474)	1.169

1.391	(0.750)	1.559	(0.065)	1.611

(0.371)	(0.370)	(0.419)	(0.405)	(0.441)

(0.371)	(0.370)	(0.419)	(0.405)	(0.441)

$10.700	$9.680	$10.800	$9.660	$10.130

14.63%	(7.21% )	16.47%	(0.51% )	18.33%

$71,424	$69,889	$69,634	$44,497	$36,384
1.60%	1.60%	1.60%	1.60%	1.60%
1.74%	1.74%	1.74%	1.76%	1.79%
3.63%	3.43%	4.08%	4.28%	4.49%
3.49%	3.29%	3.94%	4.12%	4.30%
31%	46%	34%	57%	37%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding has been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$9.730	$10.850	$9.710	$10.190	$8.930

0.476	0.480	0.527	0.506	0.534
1.018	(1.120)	1.137	(0.484)	1.259

1.494	(0.640)	1.664	0.022	1.793

(0.474)	(0.480)	(0.524)	(0.502)	(0.533)

(0.474)	(0.480)	(0.524)	(0.502)	(0.533)

$10.750	$9.730	$10.850	$9.710	$10.190

15.71%	(6.23% )	17.57%	0.41%	20.55%

$384,525	$165,162	$125,661	$44,364	$16,840
0.60%	0.60%	0.60%	0.60%	0.60%
0.74%	0.74%	0.74%	0.76%	0.79%
4.63%	4.43%	5.08%	5.28%	5.49%
4.49%	4.29%	4.94%	5.12%	5.30%
31%	46%	34%	57%	37%

Notes to financial statements
Delaware Investments® National Tax-Free Funds	August 31, 2014

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended and offer Class A, Class B,* Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares of Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares of Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase.* Class B shares of Delaware Tax-Free USA Intermediate Fund were sold with a CDSC that declines from 2.00% to zero depending upon the period of time the shares were held. Class B shares of Delaware Tax-Free USA Intermediate Fund will automatically convert to Class A shares on a quarterly basis approximately five years after purchase.* Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

*See Note 11.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2011–Aug. 31, 2014), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Notes to financial statements

Delaware Investments® National Tax-Free Funds

1. Significant Accounting Policies (continued)

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the year ended Aug. 31, 2014.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the year ended Aug. 31, 2014, each Fund earned the following amounts under this agreement:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$218	$189	$114

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to limit total annual operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, acquired fund fees and expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to 0.56%, 0.60%, and 0.60% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively, from Sept. 1, 2013 through Aug. 31, 2014.1 For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended Aug. 31, 2014, each Fund was charged for these services as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$26,788	$36,413	$25,865

DSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. These amounts are included on the “Statements of operations” under “Dividend and disbursing and transfer agent fees and expenses.” For the year ended Aug. 31, 2014, the amounts charged by DSC for each Fund was as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$121,558	$165,267	$117,254

Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are passed on to and paid directly by each Fund.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund and 1.00% of the average daily net assets of the Class B shares and C shares for all the Funds. Effective Oct. 1, 2013, Delaware Tax-Free USA Intermediate Fund pays DDLP an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares. Prior to Oct. 1, 2013, Delaware Tax-Free USA Intermediate Fund paid an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees from Sept. 1, 2013 through Aug. 31, 2014 in order to limit distribution and service fees of Class A shares and Class B shares to 0.15% of average daily net assets for Delaware Tax-Free USA Intermediate Fund.2 DDLP has contracted to waive distribution and service fees from Sept. 1, 2013 through Aug. 31, 2014 in order to limit

Notes to financial statements

Delaware Investments® National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

distribution and service fees of Class B shares to 0.25% of average daily net assets for Delaware Tax-Free USA Fund3 and Delaware National High-Yield Municipal Bond Fund.4

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. For the year ended Aug. 31, 2014, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$16,084	$21,988	$15,143

For the year ended Aug. 31, 2014, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$12,876	$5,745	$34,043

For the year ended Aug. 31, 2014, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Class A	$ —	$ —	$8,682
Class C	367	852	7

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

1The contractual waiver period is Dec. 28, 2012, through Dec. 29, 2014.

2The contractual waiver period is Dec. 28, 2012, through Dec. 29, 2014 for the Class A shares and March 1, 2013, through Dec. 29, 2014 for the Class B shares.

3The contractual waiver period is May 1, 2013, through Dec. 29, 2014.

4The contractual waiver period is Aug. 1, 2013, through Dec. 29, 2014.

3. Investments

For the year ended Aug. 31, 2014, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Purchases	$188,316,398	$254,877,050	$321,121,362
Sales	237,541,583	352,800,096	161,907,074

At Aug. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Cost of Investments	$497,803,490	$679,480,042	$612,135,541

Aggregate unrealized appreciation	$52,045,674	$52,687,004	$41,333,050
Aggregate unrealized depreciation	(967,584)	(425,931)	(1,072,481)

Net unrealized appreciation	$51,078,090	$52,261,073	$40,260,569

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Notes to financial statements

Delaware Investments® National Tax-Free Funds

3. Investments (continued)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Aug. 31, 2014:

Delaware Tax-Free USA Fund

Level 2
Municipal Bonds	$543,081,580
Short-Term Investments	5,800,000

Total	$548,881,580

Delaware Tax-Free USA Intermediate Fund

Level 2
Municipal Bonds	$723,991,115
Short-Term Investments	7,750,000

Total	$731,741,115

Delaware National High-Yield Municipal Bond Fund

Level 2
Municipal Bonds	$637,821,110
Short-Term Investments	14,575,000

Total	$652,396,110

During the year ended Aug. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Aug. 31, 2014, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Aug. 31, 2014 and 2013 were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Year ended 8/31/14
Tax-exempt income	$21,320,935	$21,681,177	$23,619,057
Ordinary income	47,123	8,009	11,721

Total	$21,368,058	$21,689,186	$23,630,778

Year ended 8/31/13
Tax-exempt income	$24,972,780	$24,519,615	$20,837,625
Ordinary income	47,185	5,689	45,461
Long-term capital gains	3,846,515	—	—

Total	$28,866,480	$24,525,304	$20,883,086

5. Components of Net Assets on a Tax Basis

As of Aug. 31, 2014, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Shares of beneficial interest	$506,348,597	$695,215,927	$636,411,745
Undistributed tax-exempt income	548,053	513,102	640,641
Distributions payable	(481,157)	(496,853)	(644,744)
Capital loss carryforwards	(2,547,602)	(8,954,114)	(15,560,313)
Unrealized appreciation	51,078,090	52,261,073	40,260,569

Net assets	$554,945,981	$738,539,135	$661,107,898

Notes to financial statements

Delaware Investments® National Tax-Free Funds

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions and tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended Aug. 31, 2014, the Funds recorded the following reclassifications:

	Delaware Tax-Free USA Fund	Delaware National High-Yield Municipal Bond Fund
Undistributed (distributions in excess of) net investment income	$487,586	$(111,177)
Accumulated net realized loss	(487,586)	111,177

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

Capital loss carryforwards remaining at Aug. 31, 2014 will expire as follows:

	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
2015	$—	$355,701
2017	5,428,954	374,735

Total	$5,428,954	$730,436

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Loss carryforward character:
Short-term	$295,671	$3,525,160	$9,248,756

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Long-term	2,251,931	—	5,581,121

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free USA Fund		Delaware Tax-Free USA Intermediate Fund		Delaware National High-Yield Municipal Bond Fund

	Year ended		Year ended		Year ended
	8/31/14	8/31/13	8/31/14	8/31/13	8/31/14	8/31/13
Shares sold:
Class A	1,789,524	4,276,005	5,895,384	10,468,416	7,971,429	10,716,787
Class B	696	—	654	—	3	22
Class C	189,460	791,241	545,377	1,212,566	1,870,701	2,981,452
Institutional Class	1,205,280	1,185,800	19,954,492	13,329,136	28,345,725	19,117,573

Shares issued upon reinvestment of dividends and distributions:
Class A	1,427,570	1,747,826	717,349	889,383	728,826	822,229
Class B	1,471	2,887	22	97	1,234	1,686
Class C	66,935	92,836	90,506	101,194	205,676	218,364
Institutional Class	44,454	63,123	424,564	446,271	952,319	413,973

	4,725,390	8,159,718	27,628,348	26,447,063	40,075,913	34,272,086

Shares redeemed:
Class A	(7,850,023)	(8,619,683)	(19,666,413)	(15,279,657)	(10,308,379)	(11,975,751)
Class B	(72,964)	(60,658)	(3,463)	(2,168)	(37,265)	(16,808)
Class C	(784,663)	(879,323)	(1,745,318)	(1,879,390)	(2,618,070)	(2,430,451)
Institutional Class	(715,016)	(1,205,157)	(15,560,640)	(9,932,491)	(10,503,939)	(14,138,037)

	(9,422,666)	(10,764,821)	(36,975,834)	(27,093,706)	(23,467,653)	(28,561,047)

Net increase (decrease)	(4,697,276)	(2,605,103)	(9,347,486)	(646,643)	16,608,260	5,711,039

Notes to financial statements

Delaware Investments® National Tax-Free Funds

6. Capital Shares (continued)

For the years ended Aug. 31, 2014 and 2013, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the “Statements of changes in net assets.”

	Class B Shares	Year ended 8/31/14 Class A Shares	Value	Class B Shares	Year ended 8/31/13 Class A Shares	Value
Delaware Tax-Free USA Fund	20,225	20,230	$230,817	16,804	16,807	$204,143
Delaware Tax-Free USA Intermediate Fund	33	33	385	87	86	1,063
Delaware National High-Yield Municipal Bond Fund	12,965	13,002	130,078	4,128	4,138	44,736

Certain shareholders of Class A may exchange their shares for Institutional Class shares. The following shares and values were exchanged from Class A to Institutional Class. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and the “Statements of changes in net assets.”

	Class A Shares	Year ended 8/31/14 Institutional Class Shares	Value
Delaware Tax-Free USA Intermediate Fund	2,372,246	2,349,034	$28,798,947
Delaware National High-Yield Municipal Bond Fund	783	779	8,059

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, each Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement will expire on Nov. 10, 2014.

The Funds had no amounts outstanding as of Aug. 31, 2014 or at any time during the year then ended.

8. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the U.S. Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the U.S. states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Aug. 31, 2014, 2.26%, 3.74%, and 1.81% of Delaware Tax-Free USA Fund’s, Delaware Tax-Free USA Intermediate Fund’s, and Delaware National High-Yield Municipal Bond Fund’s net assets, respectively, were insured by bond insurers. These securities have been identified on the “Schedules of investments.”

As of Aug. 31, 2014, Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California, New York, and Texas which constituted approximately 10.17%, 18.60% and 11.53%, respectively, of the Fund’s net assets. As of Aug. 31, 2014, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California, New York, and Texas which constituted approximately 12.90%, 16.28% and 10.81%, respectively, of the Fund’s net assets. As of Aug. 31, 2014, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the state of California which constituted approximately 13.63% of the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Funds may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which

Notes to financial statements

Delaware Investments® National Tax-Free Funds

8. Geographic, Credit, and Market Risks (continued)

the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities held by each Fund have been identified on the “Schedules of investments.”

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

11. Subsequent Events

Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares.

Management has determined that no other material events or transactions occurred subsequent to Aug. 31, 2014 that would require recognition or disclosure in the Funds’ financial statements.

Report of independent registered

public accounting firm

To the Board of Trustees of Delaware Group® Tax-Free Fund and Voyageur Mutual Funds and the Shareholders of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund (constituting Delaware Group® Tax-Free Fund) and Delaware National High-Yield Municipal Bond Fund (one of the series constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) at August 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 16, 2014

Other Fund information (Unaudited)

Delaware Investments® National Tax-Free Funds

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Aug. 31, 2014, each Fund reports distributions paid during the year as follows:

	(A) Ordinary Income Distributions (Tax Basis)*	(B) Tax-Exempt Distributions (Tax Basis)	Total Distributions (Tax Basis)
Delaware Tax-Free USA Fund	0.22%	99.78%	100.00%
Delaware Tax-Free USA Intermediate Fund	0.04%	99.96%	100.00%
Delaware National High-Yield Municipal Bond Fund	0.05%	99.95%	100.00%

(A) and (B) are based on a percentage of each Fund’s total distributions.

For the fiscal year ended Aug. 31, 2014, certain interest income paid by the Funds, have been determined to be Qualified Interest Income and may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004 and as extended by the Tax Relief, Unemployment Insurance Reauthorization, and Jobs Creation Act of 2010. For the fiscal year ended Aug. 31, 2014, the Funds have reported maximum Qualified Interest Income distributions as follows:

Delaware Tax-Free USA Fund	$47,123
Delaware Tax-Free USA Intermediate Fund	—
Delaware National High-Yield Municipal Bond Fund	11,721

Board Consideration of Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund Investment Management Agreements

At a meeting held on Aug. 19-21, 2014 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Management Agreements for Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund, and Delaware Tax-Free USA Intermediate Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreements with Delaware Management Company (“DMC”) included materials

Other Fund information (Unaudited)

Delaware Investments® National Tax-Free Funds

Board Consideration of Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund Investment Management Agreements (continued)

provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2014 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to each Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment manager and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board noted that, in the third and fourth quarters of 2013, Management reduced the maximum 12b-1 fee for certain funds; and in November 2013 Management negotiated a substantial reduction in fees for fund accounting services provided to the Funds. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds, and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods, to the extent applicable, ended March 31, 2014. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware National High-Yield Municipal Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-year period was in the second quartile of its Performance Universe and the Fund’s total return for the five-and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free USA Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional general municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and five-year periods was in the second quartile of its Performance Universe and the Fund’s total return for the ten-year period was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free USA Intermediate Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional intermediate municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and five-year periods was in the second quartile of its Performance Universe and the Fund’s total return for the ten-tear period was in the first quartile of its Performance Universe . The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees

Other Fund information (Unaudited)

Delaware Investments® National Tax-Free Funds

Board Consideration of Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund Investment Management Agreements (continued)

(assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware National High-Yield Municipal Bond Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Delaware Tax-Free USA Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2014 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services and a negotiation of lower fees for fund accounting services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free USA Intermediate Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. The Board also noted that the Delaware Tax-Free USA Fund’s and Delaware Tax-Free USA Intermediate Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreements for the Funds provides a sharing of benefits with the Funds and their shareholders. Although the Delaware National High-Yield Municipal Bond Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees / Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees
Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees
Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953
John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

[1]	Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	70	Board of Governors Member
various executive capacities		Investment Company
at different times at		Institute (ICI)
Delaware Investments.[2]

Director and Audit
Committee Member
Kaydon Corp.
(2007–2013)

Private Investor	70	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(2007–2011)
Executive Vice President	70	Director and Audit Committee
(Emerging Economies		Member — Hercules
Strategies, Risk and		Technology Growth
Corporate Administration)		Capital, Inc.
State Street Corporation		(2004-2014)
(July 2004–March 2011)
President	70	Director — Hershey Trust
Drexel University
(August 2010–Present)		Director and Audit
Committee Member
President		Community Health Systems
Franklin & Marshall College
(July 2002–July 2010)

[2]	Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956
Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	70	None
(2004–Present)
Chief Executive Officer —	70	Trust Manager and
Banco Itaú		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012) and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Vice Chairman	70	Director — HSBC Finance
(2010–April 2013)		Corporation and HSBC
Chief Administrative		North America Holdings Inc.
Officer (2008–2010) and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948
J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	70	Director, Audit
(January 2006–July 2012)		Committee Chair, Investment
Vice President —		Committee Member,
Mergers & Acquisitions		and Governance
(January 2003–January 2006),		Committee Member
and Vice President		Okabena Company
and Treasurer
(July 1995–January 2003)		Chair — 3M
3M Corporation		Investment Management
Company
(2005–2012)
Founder	70	Director and Compensation
Investor Analytics		Committee Chairman
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — P/E Investments
Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	Deputy General	Deputy General Counsel
Philadelphia, PA 19103	Counsel, and Secretary	since May 2013;
December 1963		Vice President, Deputy
General Counsel
September 2000 –
May 2013; Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer since October 2007
2005 Market Street	and Treasurer
Philadelphia, PA 19103
October 1972
David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005 –
February 2012;
General Counsel and
Chief Legal Officer
since October 2005
Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	70	None[3]
Deputy General Counsel of
Delaware Investments since 2000.
Daniel V. Geatens has served	70	None[3]
in various capacities at different times at
Delaware Investments.
David P. O’Connor has served	70	None[3]
in various executive and legal capacities at different times at Delaware Investments.
Richard Salus has served in	70	None[3]
various executive capacities at different times at
Delaware Investments.

[3]	David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman, President, and	Former Executive Vice	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	President	Officer	PNC Financial Services Group
Delaware Investments®	State Street Corporation	Assurant, Inc.	Pittsburgh, PA
Family of Funds	Brookline, MA	Philadelphia, PA
Philadelphia, PA			Janet L. Yeomans
	John A. Fry	Frances A.	Former Vice President
Thomas L. Bennett	President	Sevilla-Sacasa	and Treasurer
Private Investor	Drexel University	Chief Executive Officer	3M Corporation
Rosemont, PA	Philadelphia, PA	Banco Itaú	St. Paul, MN
		International Miami, FL	J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This annual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Joseph W. Chow
Lucinda S. Landreth1
Frances A. Sevilla-Sacasa
Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $69,160 for the fiscal year ended August 31, 2014.

_______________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Ms. Landreth qualifies as an audit committee financial expert by virtue of her experience as a financial analyst, her Chartered Financial Analyst (CFA) designation and her service as an audit committee chairperson for a non-profit organization.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $60,670 for the fiscal year ended August 31, 2013.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2014.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $618,000 for the registrant’s fiscal year ended August 31, 2014. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2013.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $618,000 for the registrant’s fiscal year ended August 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $8,240 for the fiscal year ended August 31, 2014. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2014. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $8,000 for the fiscal year ended August 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2014.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2014. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2013.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $8,090,937 and $8,891,311 for the registrant’s fiscal years ended August 31, 2014 and August 31, 2013, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® TAX-FREE FUND

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 5, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 5, 2014